UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9805

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 86.2%

COMMON STOCKS - 86.2%

Aerospace & Defense - 1.3%
Boeing Co. (The)(a)	40	10,168
HEICO Corp.	112	10,059
Spirit AeroSystems Holdings, Inc., Class A	134	10,415
		30,642
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	148	10,031

Airlines - 0.5%
Southwest Airlines Co.(a)	192	10,748

Auto Components - 2.2%
BorgWarner, Inc.(a)	208	10,656
Dana, Inc.(a)	356	9,954
Delphi Automotive plc(a)	112	11,021
Lear Corp.(a)	58	10,038
Visteon Corp.*	88	10,892
		52,561
Automobiles - 0.9%
Tesla, Inc.*	30	10,233
Thor Industries, Inc.	80	10,073
		20,306
Banks - 9.3%
Bank of America Corp.(a)	394	9,984
Citigroup, Inc.(a)	142	10,329
Citizens Financial Group, Inc.(a)	264	9,998
Comerica, Inc.(a)	134	10,219
East West Bancorp, Inc.(a)	176	10,521
Fifth Third Bancorp(a)	384	10,744
First Republic Bank(a)	96	10,028
Hancock Holding Co.(a)	212	10,271
Huntington Bancshares, Inc.(a)	788	11,001
JPMorgan Chase & Co.(a)	110	10,506
KeyCorp(a)	578	10,878
M&T Bank Corp.	64	10,307
PNC Financial Services Group, Inc. (The)	80	10,782
Regions Financial Corp.	704	10,722
SunTrust Banks, Inc.	168	10,041
SVB Financial Group*	56	10,477
Synovus Financial Corp.	216	9,949
Texas Capital Bancshares, Inc.*	116	9,953
Webster Financial Corp.	202	10,615
Wintrust Financial Corp.	136	10,650
Zions Bancorp	228	10,757
		218,732
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc.*	86	10,104
Bluebird Bio, Inc.*(a)	80	10,988
Clovis Oncology, Inc.*	120	9,888
Exact Sciences Corp.*	214	10,084
Exelixis, Inc.*	418	10,128
Ionis Pharmaceuticals, Inc.*(a)	188	9,531
Juno Therapeutics, Inc.*	224	10,049
Portola Pharmaceuticals, Inc.*	188	10,158
Vertex Pharmaceuticals, Inc.*	64	9,730
		90,660
Capital Markets - 5.2%
Ameriprise Financial, Inc.(a)	66	9,802
BGC Partners, Inc., Class A	702	10,158
CBOE Holdings, Inc.(a)	98	10,548
Charles Schwab Corp. (The)	236	10,323
E*TRADE Financial Corp.*(a)	236	10,292
Evercore, Inc., Class A	124	9,951
Goldman Sachs Group, Inc. (The)(a)	42	9,962
LPL Financial Holdings, Inc.(a)	212	10,933
Morgan Stanley	214	10,308
Raymond James Financial, Inc.	120	10,119
State Street Corp.	106	10,127
TD Ameritrade Holding Corp.(a)	212	10,346
		122,869
Chemicals - 2.6%
Albemarle Corp.(a)	74	10,087
Celanese Corp., Series A(a)	100	10,427
Chemours Co. (The)(a)	206	10,426
FMC Corp.(a)	116	10,360
Olin Corp.	290	9,932
Westlake Chemical Corp.	130	10,802
		62,034
Commercial Services & Supplies - 0.9%
Brink's Co. (The)	120	10,110
Rollins, Inc.	228	10,520
		20,630
Communications Equipment - 1.2%
Arista Networks, Inc.*(a)	56	10,618
EchoStar Corp., Class A*	160	9,157
Lumentum Holdings, Inc.*(a)	174	9,457
		29,232
Construction & Engineering - 0.4%
MasTec, Inc.*	216	10,022

Construction Materials - 0.4%
Summit Materials, Inc., Class A*	314	10,057

Consumer Finance - 0.4%
SLM Corp.*	870	9,979

Containers & Packaging - 0.4%
Packaging Corp. of America	86	9,862

Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc.*(a)	110	9,990

Diversified Financial Services - 0.9%
Leucadia National Corp.(a)	420	10,605
Voya Financial, Inc.	246	9,813
		20,418

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - 1.7%
ALLETE, Inc.(a)	142	10,975
NextEra Energy, Inc.	66	9,673
OGE Energy Corp.	274	9,872
PNM Resources, Inc.	250	10,075
		40,595
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	60	10,693

Electronic Equipment, Instruments & Components - 3.5%
Cognex Corp.(a)	92	10,146
Coherent, Inc.*	42	9,877
IPG Photonics Corp.*(a)	56	10,363
Littelfuse, Inc.(a)	54	10,578
National Instruments Corp.	248	10,458
Trimble, Inc.*	274	10,754
Universal Display Corp.	78	10,050
Zebra Technologies Corp., Class A*	94	10,207
		82,433
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.(a)	292	10,693

Equity Real Estate Investment Trusts (REITs) - 1.2%
CoreCivic, Inc.	374	10,012
CoreSite Realty Corp.(a)	84	9,399
GEO Group, Inc. (The)(a)	362	9,738
		29,149
Food Products - 1.3%
Bunge Ltd.(a)	134	9,308
Flowers Foods, Inc.(a)	572	10,759
Pinnacle Foods, Inc.	166	9,490
		29,557
Gas Utilities - 0.8%
New Jersey Resources Corp.	234	9,863
South Jersey Industries, Inc.	270	9,323
		19,186
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc.*(a)	58	10,804
IDEXX Laboratories, Inc.*(a)	58	9,018
Intuitive Surgical, Inc.*(a)	10	10,459
Masimo Corp.*	116	10,041
		40,322
Health Care Providers & Services - 2.0%
Anthem, Inc.(a)	52	9,874
Chemed Corp.(a)	46	9,294
Humana, Inc.(a)	38	9,258
UnitedHealth Group, Inc.	50	9,792
WellCare Health Plans, Inc.*	58	9,961
		48,179
Hotels, Restaurants & Leisure - 4.7%
Carnival Corp.(a)	144	9,298
Darden Restaurants, Inc.(a)	122	9,611
Hilton Worldwide Holdings, Inc.	144	10,001
Marriott International, Inc., Class A	92	10,144
Marriott Vacations Worldwide Corp.	88	10,959
Norwegian Cruise Line Holdings Ltd.*	168	9,080
Royal Caribbean Cruises Ltd.	88	10,431
Vail Resorts, Inc.	44	10,037
Wendy's Co. (The)	626	9,722
Wyndham Worldwide Corp.	94	9,909
Wynn Resorts Ltd.	72	10,722
		109,914
Household Durables - 1.3%
NVR, Inc.*	4	11,420
PulteGroup, Inc.	366	10,003
Toll Brothers, Inc.	240	9,953
		31,376
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	392	10,031

Insurance - 3.9%
American Financial Group, Inc.(a)	100	10,345
Assured Guaranty Ltd.(a)	266	10,041
CNO Financial Group, Inc.(a)	446	10,410
Lincoln National Corp.(a)	132	9,699
Primerica, Inc.	120	9,786
Principal Financial Group, Inc.	152	9,780
Progressive Corp. (The)	214	10,362
Prudential Financial, Inc.	98	10,419
Unum Group	192	9,817
		90,659
Internet & Direct Marketing Retail - 1.2%
Liberty Ventures, Series A*	160	9,208
Netflix, Inc.*	54	9,793
Wayfair, Inc., Class A*	148	9,975
		28,976
Internet Software & Services - 0.5%
IAC/InterActiveCorp*(a)	92	10,817

IT Services - 1.8%
DXC Technology Co.(a)	124	10,649
Mastercard, Inc., Class A	74	10,449
PayPal Holdings, Inc.*	158	10,117
Square, Inc., Class A*	348	10,026
		41,241
Leisure Products - 0.4%
Hasbro, Inc.(a)	102	9,962

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A*(a)	44	9,778
Mettler-Toledo International, Inc.*	16	10,018
		19,796
Machinery - 4.8%
AGCO Corp.	136	10,033
Barnes Group, Inc.	142	10,003
Caterpillar, Inc.(a)	84	10,476
Deere & Co.(a)	78	9,796
Graco, Inc.(a)	86	10,637
Lincoln Electric Holdings, Inc.(a)	110	10,085

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Oshkosh Corp.	120	9,905
Parker-Hannifin Corp.	62	10,851
Terex Corp.	222	9,994
Timken Co. (The)	220	10,681
WABCO Holdings, Inc.*	70	10,360
		112,821
Media - 1.7%
Charter Communications, Inc., Class A*(a)	26	9,449
Liberty Broadband Corp., Class C*(a)	98	9,339
Liberty Media Corp.-Liberty Formula One, Class C*(a)	276	10,513
Live Nation Entertainment, Inc.*	230	10,017
		39,318
Metals & Mining - 0.9%
Alcoa Corp.*(a)	230	10,722
Steel Dynamics, Inc.	280	9,652
		20,374
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.(a)	350	10,224
DTE Energy Co.(a)	94	10,092
Vectren Corp.	160	10,523
		30,839
Oil, Gas & Consumable Fuels - 3.5%
Andeavor(a)	102	10,521
ConocoPhillips	200	10,010
HollyFrontier Corp.(a)	276	9,928
Marathon Petroleum Corp.	192	10,767
ONEOK, Inc.	180	9,974
PBF Energy, Inc., Class A	360	9,940
Targa Resources Corp.	214	10,122
Valero Energy Corp.	142	10,924
		82,186
Pharmaceuticals - 0.4%
Catalent, Inc.*(a)	244	9,741

Professional Services - 0.5%
ManpowerGroup, Inc.	90	10,604

Road & Rail - 0.8%
CSX Corp.(a)	182	9,875
Old Dominion Freight Line, Inc.	90	9,910
		19,785
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.*(a)	762	9,715
Applied Materials, Inc.(a)	192	10,001
Broadcom Ltd.(a)	40	9,702
Entegris, Inc.*	348	10,040
First Solar, Inc.*	218	10,002
Lam Research Corp.(a)	54	9,992
Microchip Technology, Inc.	118	10,594
Micron Technology, Inc.*	260	10,226
MKS Instruments, Inc.	106	10,012
NVIDIA Corp.	60	10,726
ON Semiconductor Corp.*	544	10,048
Teradyne, Inc.	280	10,441
Versum Materials, Inc.	258	10,015
		131,514
Software - 3.8%
Activision Blizzard, Inc.(a)	152	9,805
Adobe Systems, Inc.*(a)	64	9,548
Autodesk, Inc.*(a)	88	9,879
Cadence Design Systems, Inc.*(a)	256	10,104
Dell Technologies, Inc., Class V*(a)	134	10,346
Electronic Arts, Inc.*(a)	86	10,153
Paycom Software, Inc.*	134	10,045
ServiceNow, Inc.*	86	10,108
Take-Two Interactive Software, Inc.*	102	10,427
		90,415
Specialty Retail - 0.8%
Aaron's, Inc.(a)	208	9,075
Best Buy Co., Inc.(a)	186	10,595
		19,670
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	110	9,504

Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	796	9,974
Radian Group, Inc.	552	10,317
		20,291
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	246	10,485
United Rentals, Inc.*	72	9,989
		20,474
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	154	9,496

TOTAL COMMON STOCKS (Cost $1,771,603)		2,029,384

TOTAL LONG POSITIONS (Cost $1,771,603)		2,029,384

SHORT POSITIONS - (83.3)%

COMMON STOCKS - (83.3)%

Air Freight & Logistics - (0.9)%
CH Robinson Worldwide, Inc.	(130)	(9,893)
United Parcel Service, Inc., Class B	(88)	(10,568)
		(20,461)
Banks - (0.4)%
United Bankshares, Inc.	(264)	(9,808)

Beverages - (0.4)%
Molson Coors Brewing Co., Class B	(120)	(9,797)

Biotechnology - (1.3)%
ACADIA Pharmaceuticals, Inc.*	(272)	(10,246)
BioMarin Pharmaceutical, Inc.*	(108)	(10,052)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Gilead Sciences, Inc.	(118)	(9,560)
		(29,858)
Building Products - (0.4)%
Johnson Controls International plc	(242)	(9,750)

Capital Markets - (0.9)%
FactSet Research Systems, Inc.	(58)	(10,446)
Federated Investors, Inc., Class B	(354)	(10,514)
		(20,960)
Chemicals - (2.1)%
DowDuPont, Inc.	(142)	(9,831)
International Flavors & Fragrances, Inc.	(70)	(10,004)
Mosaic Co. (The)	(488)	(10,536)
RPM International, Inc.	(192)	(9,857)
WR Grace & Co.	(130)	(9,379)
		(49,607)
Commercial Services & Supplies - (1.3)%
Deluxe Corp.	(134)	(9,777)
Pitney Bowes, Inc.	(766)	(10,732)
Stericycle, Inc.*	(136)	(9,740)
		(30,249)
Communications Equipment - (2.1)%
ARRIS International plc*	(352)	(10,028)
Ciena Corp.*	(446)	(9,799)
F5 Networks, Inc.*	(82)	(9,886)
Palo Alto Networks, Inc.*	(68)	(9,799)
ViaSat, Inc.*	(148)	(9,519)
		(49,031)
Construction & Engineering - (1.4)%
Dycom Industries, Inc.*	(122)	(10,477)
Fluor Corp.	(254)	(10,693)
Jacobs Engineering Group, Inc.	(184)	(10,722)
		(31,892)
Construction Materials - (0.4)%
Vulcan Materials Co.	(76)	(9,090)

Containers & Packaging - (2.1)%
Ball Corp.	(238)	(9,829)
Bemis Co., Inc.	(216)	(9,843)
Graphic Packaging Holding Co.	(692)	(9,654)
Sealed Air Corp.	(220)	(9,398)
Sonoco Products Co.	(202)	(10,191)
		(48,915)
Distributors - (0.4)%
Genuine Parts Co.	(102)	(9,756)

Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(494)	(9,337)

Electric Utilities - (1.2)%
Entergy Corp.	(124)	(9,469)
FirstEnergy Corp.	(314)	(9,680)
Southern Co. (The)	(194)	(9,533)
		(28,682)
Electrical Equipment - (0.9)%
Acuity Brands, Inc.	(56)	(9,591)
EnerSys	(152)	(10,514)
		(20,105)
Electronic Equipment, Instruments & Components - (0.4)%
Avnet, Inc.	(242)	(9,511)

Energy Equipment & Services - (0.4)%
Weatherford International plc*	(2,146)	(9,829)

Equity Real Estate Investment Trusts (REITs) - (18.1)%
Acadia Realty Trust	(324)	(9,273)
American Campus Communities, Inc.	(222)	(9,801)
Apple Hospitality REIT, Inc.	(542)	(10,249)
Boston Properties, Inc.	(80)	(9,830)
Brixmor Property Group, Inc.	(482)	(9,062)
Columbia Property Trust, Inc.	(464)	(10,101)
CubeSmart	(384)	(9,969)
DDR Corp.	(1,076)	(9,856)
Education Realty Trust, Inc.	(272)	(9,773)
EPR Properties	(130)	(9,066)
Equity Commonwealth*	(324)	(9,850)
Extra Space Storage, Inc.	(124)	(9,910)
Federal Realty Investment Trust	(78)	(9,688)
GGP, Inc.	(436)	(9,056)
HCP, Inc.	(354)	(9,852)
Healthcare Realty Trust, Inc.	(284)	(9,185)
Healthcare Trust of America, Inc., Class A	(310)	(9,238)
Hospitality Properties Trust	(324)	(9,231)
Kimco Realty Corp.	(466)	(9,110)
Life Storage, Inc.	(128)	(10,472)
Macerich Co. (The)	(168)	(9,235)
Medical Properties Trust, Inc.	(742)	(9,742)
National Retail Properties, Inc.	(250)	(10,415)
Omega Healthcare Investors, Inc.	(310)	(9,892)
Outfront Media, Inc.	(392)	(9,871)
Paramount Group, Inc.	(624)	(9,984)
Physicians Realty Trust	(510)	(9,042)
Public Storage	(46)	(9,844)
Realty Income Corp.	(174)	(9,951)
Regency Centers Corp.	(158)	(9,802)
Retail Properties of America, Inc., Class A	(710)	(9,322)
Senior Housing Properties Trust	(488)	(9,540)
Simon Property Group, Inc.	(62)	(9,983)
SL Green Realty Corp.	(102)	(10,335)
Spirit Realty Capital, Inc.	(1,196)	(10,250)
STORE Capital Corp.	(414)	(10,296)
Tanger Factory Outlet Centers, Inc.	(416)	(10,159)
Taubman Centers, Inc.	(186)	(9,244)
Uniti Group, Inc.	(684)	(10,027)
Urban Edge Properties	(376)	(9,069)
Ventas, Inc.	(140)	(9,118)
VEREIT, Inc.	(1,130)	(9,368)
Vornado Realty Trust	(118)	(9,072)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Weingarten Realty Investors	(318)	(10,093)
		(426,226)
Food & Staples Retailing - (1.2)%
CVS Health Corp.	(126)	(10,246)
Kroger Co. (The)	(446)	(8,947)
Rite Aid Corp.*	(4,170)	(8,173)
		(27,366)
Food Products - (2.9)%
Campbell Soup Co.	(210)	(9,832)
General Mills, Inc.	(190)	(9,834)
Hormel Foods Corp.	(306)	(9,835)
JM Smucker Co. (The)	(94)	(9,863)
Kellogg Co.	(158)	(9,855)
TreeHouse Foods, Inc.*	(146)	(9,889)
Tyson Foods, Inc., Class A	(140)	(9,863)
		(68,971)
Gas Utilities - (0.8)%
National Fuel Gas Co.	(168)	(9,510)
UGI Corp.	(210)	(9,841)
		(19,351)
Health Care Equipment & Supplies - (1.7)%
DexCom, Inc.*	(204)	(9,981)
Edwards Lifesciences Corp.*	(90)	(9,838)
Medtronic plc	(126)	(9,799)
Zimmer Biomet Holdings, Inc.	(84)	(9,835)
		(39,453)
Health Care Providers & Services - (3.3)%
Acadia Healthcare Co., Inc.*	(188)	(8,979)
DaVita, Inc.*	(168)	(9,978)
Envision Healthcare Corp.*	(222)	(9,979)
Express Scripts Holding Co.*	(154)	(9,751)
McKesson Corp.	(66)	(10,138)
MEDNAX, Inc.*	(228)	(9,831)
Patterson Cos., Inc.	(254)	(9,817)
Universal Health Services, Inc., Class B	(86)	(9,541)
		(78,014)
Health Care Technology - (0.4)%
Cerner Corp.*	(146)	(10,413)

Hotels, Restaurants & Leisure - (0.4)%
Chipotle Mexican Grill, Inc.*	(32)	(9,850)

Household Durables - (0.9)%
Newell Brands, Inc.	(232)	(9,900)
Tempur Sealy International, Inc.*	(158)	(10,194)
		(20,094)
Household Products - (0.4)%
Spectrum Brands Holdings, Inc.	(88)	(9,321)

Independent Power and Renewable Electricity Producers - (0.4)%
AES Corp.	(834)	(9,191)

Industrial Conglomerates - (0.8)%
Carlisle Cos., Inc.	(104)	(10,430)
General Electric Co.	(368)	(8,898)
		(19,328)
Insurance - (0.4)%
Validus Holdings Ltd.	(200)	(9,842)

Internet & Direct Marketing Retail - (0.4)%
TripAdvisor, Inc.*	(228)	(9,241)

Internet Software & Services - (0.8)%
Akamai Technologies, Inc.*	(204)	(9,939)
Twitter, Inc.*	(578)	(9,751)
		(19,690)
IT Services - (4.2)%
Alliance Data Systems Corp.	(44)	(9,748)
Amdocs Ltd.	(152)	(9,777)
DST Systems, Inc.	(190)	(10,427)
FleetCor Technologies, Inc.*	(66)	(10,215)
International Business Machines Corp.	(62)	(8,995)
Paychex, Inc.	(162)	(9,713)
Sabre Corp.	(532)	(9,629)
Teradata Corp.*	(316)	(10,678)
Western Union Co. (The)	(470)	(9,024)
WEX, Inc.*	(86)	(9,651)
		(97,857)
Leisure Products - (0.4)%
Mattel, Inc.	(604)	(9,350)

Machinery - (1.3)%
Flowserve Corp.	(228)	(9,711)
Pentair plc	(158)	(10,738)
Wabtec Corp.	(138)	(10,453)
		(30,902)
Media - (0.8)%
Liberty Global plc LiLAC, Class C*	(420)	(9,786)
Viacom, Inc., Class B	(342)	(9,521)
		(19,307)
Metals & Mining - (0.8)%
Compass Minerals International, Inc.	(138)	(8,956)
Newmont Mining Corp.	(254)	(9,528)
		(18,484)
Multiline Retail - (1.3)%
Dollar General Corp.	(130)	(10,537)
Macy's, Inc.	(470)	(10,255)
Target Corp.	(178)	(10,504)
		(31,296)
Multi-Utilities - (1.2)%
Dominion Energy, Inc.	(128)	(9,847)
NorthWestern Corp.	(162)	(9,224)
SCANA Corp.	(202)	(9,795)
		(28,866)
Oil, Gas & Consumable Fuels - (4.6)%
Antero Resources Corp.*	(496)	(9,870)
Apache Corp.	(216)	(9,893)
CONSOL Energy, Inc.*	(580)	(9,825)
Continental Resources, Inc.*	(252)	(9,730)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Gulfport Energy Corp.*	(682)	(9,780)
Newfield Exploration Co.*	(332)	(9,850)
Noble Energy, Inc.	(346)	(9,813)
PDC Energy, Inc.*	(200)	(9,806)
QEP Resources, Inc.*	(1,138)	(9,753)
Range Resources Corp.	(502)	(9,824)
Southwestern Energy Co.*	(1,594)	(9,739)
		(107,883)
Personal Products - (0.4)%
Coty, Inc., Class A	(592)	(9,786)

Pharmaceuticals - (2.1)%
Allergan plc	(48)	(9,838)
Mallinckrodt plc*	(264)	(9,866)
Mylan NV*	(310)	(9,725)
Perrigo Co. plc	(116)	(9,819)
Valeant Pharmaceuticals International, Inc.*	(726)	(10,403)
		(49,651)
Professional Services - (1.7)%
Dun & Bradstreet Corp. (The)	(92)	(10,710)
Equifax, Inc.	(92)	(9,751)
Nielsen Holdings plc	(252)	(10,445)
Verisk Analytics, Inc.*	(114)	(9,484)
		(40,390)
Road & Rail - (0.4)%
Genesee & Wyoming, Inc., Class A*	(138)	(10,213)

Semiconductors & Semiconductor Equipment - (1.7)%
Cirrus Logic, Inc.*	(186)	(9,918)
Cree, Inc.*	(376)	(10,599)
Intel Corp.	(266)	(10,129)
QUALCOMM, Inc.	(178)	(9,228)
		(39,874)
Software - (2.0)%
CA, Inc.	(286)	(9,547)
Ellie Mae, Inc.*	(118)	(9,691)
Manhattan Associates, Inc.*	(232)	(9,644)
Tyler Technologies, Inc.*	(54)	(9,413)
Ultimate Software Group, Inc. (The)*	(48)	(9,101)
		(47,396)
Specialty Retail - (4.6)%
Advance Auto Parts, Inc.	(100)	(9,920)
AutoZone, Inc.*	(16)	(9,522)
Bed Bath & Beyond, Inc.	(418)	(9,810)
Foot Locker, Inc.	(278)	(9,791)
GameStop Corp., Class A	(478)	(9,876)
L Brands, Inc.	(236)	(9,820)
O'Reilly Automotive, Inc.*	(46)	(9,907)
Sally Beauty Holdings, Inc.*	(496)	(9,712)
Signet Jewelers Ltd.	(154)	(10,249)
Tractor Supply Co.	(156)	(9,873)
Williams-Sonoma, Inc.	(198)	(9,872)
		(108,352)
Technology Hardware, Storage & Peripherals - (0.4)%
Seagate Technology plc	(298)	(9,885)

Textiles, Apparel & Luxury Goods - (2.1)%
Hanesbrands, Inc.	(402)	(9,905)
Lululemon Athletica, Inc.*	(156)	(9,711)
Michael Kors Holdings Ltd.*	(206)	(9,857)
Ralph Lauren Corp.	(112)	(9,889)
Under Armour, Inc., Class C*	(642)	(9,643)
		(49,005)
Thrifts & Mortgage Finance - (0.5)%
New York Community Bancorp, Inc.	(814)	(10,492)

Trading Companies & Distributors - (2.1)%
Fastenal Co.	(210)	(9,572)
HD Supply Holdings, Inc.*	(272)	(9,811)
MSC Industrial Direct Co., Inc., Class A	(132)	(9,975)
WESCO International, Inc.*	(184)	(10,718)
WW Grainger, Inc.	(56)	(10,066)
		(50,142)
Transportation Infrastructure - (0.4)%
Macquarie Infrastructure Corp.	(132)	(9,528)

TOTAL COMMON STOCKS (Proceeds $(2,065,361))		(1,961,648)

TOTAL SHORT POSITIONS (Proceeds $(2,065,361))		(1,961,648)

Total Investments - 2.9% (Cost $(293,758))		67,736
Other Assets Less Liabilities - 97.1%		2,286,155
Net assets - 100.0%		2,353,891

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $861,624.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2017:

Unrealized
			Termination		Rate Paid	Underlying	Appreciation/
Notional Amount		Value ($)	Date(1)	Counterparty	(Received)(2)	Instrument	(Depreciation)
USD	347,943	347,943	10/4/2017	Morgan Stanley	1.65%	Dow Jones U.S. High Momentum Total Return Index(3)	-
		347,943					-

USD	(386,739)	(386,739)	10/4/2017	Morgan Stanley	(0.63)%	Dow Jones U.S. Low Momentum Total Return Index(4)	-
		(386,739)					-
		(38,796)					-

(1) Agreements may be terminated at will by either party without penalty.

(2) Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3) Fund has long exposure to high momentum companies. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

(4) Fund has short exposure to low momentum companies. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total turns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 85.0%

COMMON STOCKS - 85.0%

Aerospace & Defense - 0.4%
Textron, Inc.	106	5,711

Airlines - 1.9%
Alaska Air Group, Inc.(a)	61	4,652
Delta Air Lines, Inc.(a)	108	5,208
JetBlue Airways Corp.*(a)	249	4,614
Spirit Airlines, Inc.*	138	4,611
United Continental Holdings, Inc.*	84	5,114
		24,199
Auto Components - 2.2%
BorgWarner, Inc.(a)	104	5,328
Dana, Inc.(a)	191	5,340
Goodyear Tire & Rubber Co. (The)(a)	160	5,320
Lear Corp.	36	6,231
Tenneco, Inc.	90	5,460
		27,679
Automobiles - 1.3%
Ford Motor Co.(a)	483	5,781
General Motors Co.(a)	160	6,461
Harley-Davidson, Inc.(a)	100	4,821
		17,063
Banks - 5.7%
Bank of America Corp.(a)	228	5,778
CIT Group, Inc.(a)	118	5,788
Citigroup, Inc.(a)	74	5,383
Citizens Financial Group, Inc.(a)	150	5,680
Fifth Third Bancorp(a)	222	6,212
FNB Corp.(a)	411	5,766
JPMorgan Chase & Co.(a)	62	5,922
KeyCorp	299	5,627
Popular, Inc.(a)	131	4,708
Regions Financial Corp.	368	5,605
SunTrust Banks, Inc.	94	5,618
TCF Financial Corp.	329	5,606
Wells Fargo & Co.	101	5,570
		73,263
Biotechnology - 1.2%
Amgen, Inc.(a)	32	5,966
Gilead Sciences, Inc.(a)	63	5,104
United Therapeutics Corp.*	41	4,805
		15,875
Building Products - 0.8%
Owens Corning	69	5,337
USG Corp.*	167	5,453
		10,790
Capital Markets - 1.8%
Goldman Sachs Group, Inc. (The)(a)	23	5,455
Legg Mason, Inc.	149	5,857
Morgan Stanley	123	5,925
Stifel Financial Corp.	119	6,362
		23,599
Chemicals - 1.2%
Ashland Global Holdings, Inc.(a)	85	5,558
Eastman Chemical Co.(a)	59	5,339
Platform Specialty Products Corp.*	426	4,750
		15,647
Commercial Services & Supplies - 1.2%
Deluxe Corp.(a)	75	5,472
Pitney Bowes, Inc.	354	4,960
Stericycle, Inc.*	67	4,798
		15,230
Communications Equipment - 2.0%
ARRIS International plc*(a)	202	5,755
Cisco Systems, Inc.(a)	176	5,919
Finisar Corp.*(a)	207	4,589
Juniper Networks, Inc.(a)	181	5,037
NetScout Systems, Inc.*	155	5,015
		26,315
Construction & Engineering - 1.4%
AECOM*(a)	167	6,147
Fluor Corp.(a)	136	5,726
Jacobs Engineering Group, Inc.(a)	103	6,002
		17,875
Consumer Finance - 1.3%
Ally Financial, Inc.(a)	236	5,725
Capital One Financial Corp.(a)	66	5,588
Navient Corp.	357	5,362
		16,675
Containers & Packaging - 2.2%
Bemis Co., Inc.(a)	122	5,559
Graphic Packaging Holding Co.(a)	419	5,845
International Paper Co.(a)	101	5,739
Owens-Illinois, Inc.*	250	6,290
WestRock Co.	97	5,503
		28,936
Diversified Financial Services - 0.9%
Leucadia National Corp.	212	5,353
Voya Financial, Inc.	150	5,983
		11,336
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.(a)	283	5,349

Electric Utilities - 2.5%
Duke Energy Corp.(a)	61	5,119
Entergy Corp.(a)	66	5,040
Exelon Corp.(a)	145	5,462
FirstEnergy Corp.(a)	184	5,673
Great Plains Energy, Inc.(a)	193	5,848
Southern Co. (The)	112	5,503
		32,645
Electrical Equipment - 0.8%
Eaton Corp. plc(a)	68	5,222
Regal Beloit Corp.	67	5,293
		10,515
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*(a)	70	5,629
Avnet, Inc.(a)	139	5,463

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Belden, Inc.(a)	75	6,040
Corning, Inc.(a)	182	5,445
Jabil, Inc.(a)	193	5,510
Tech Data Corp.*	60	5,331
		33,418
Equity Real Estate Investment Trusts (REITs) - 0.4%
Medical Properties Trust, Inc.	398	5,226

Food & Staples Retailing - 0.8%
CVS Health Corp.(a)	66	5,367
Kroger Co. (The)	219	4,393
		9,760
Food Products - 1.7%
Archer-Daniels-Midland Co.(a)	127	5,399
Bunge Ltd.(a)	68	4,723
TreeHouse Foods, Inc.*	78	5,283
Tyson Foods, Inc., Class A	91	6,411
		21,816
Health Care Equipment & Supplies - 0.4%
Zimmer Biomet Holdings, Inc.	46	5,386

Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc.*(a)	102	4,871
Anthem, Inc.(a)	29	5,507
Centene Corp.*(a)	59	5,709
Cigna Corp.(a)	33	6,169
DaVita, Inc.*(a)	81	4,811
Envision Healthcare Corp.*(a)	98	4,405
Express Scripts Holding Co.*(a)	85	5,382
HCA Healthcare, Inc.*	67	5,333
HealthSouth Corp.	115	5,330
Laboratory Corp. of America Holdings*	39	5,888
LifePoint Health, Inc.*	88	5,095
McKesson Corp.	32	4,916
MEDNAX, Inc.*	124	5,347
Universal Health Services, Inc., Class B	45	4,992
		73,755
Hotels, Restaurants & Leisure - 0.8%
Norwegian Cruise Line Holdings Ltd.*	102	5,513
Royal Caribbean Cruises Ltd.	42	4,979
		10,492
Household Durables - 1.3%
CalAtlantic Group, Inc.(a)	149	5,458
Toll Brothers, Inc.	129	5,349
Whirlpool Corp.	29	5,349
		16,156
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.(a)	451	4,970

Insurance - 7.7%
Aflac, Inc.(a)	73	5,942
American International Group, Inc.(a)	83	5,095
Assured Guaranty Ltd.(a)	137	5,172
Athene Holding Ltd., Class A*	100	5,384
Axis Capital Holdings Ltd.(a)	87	4,986
Brighthouse Financial, Inc.*(a)	93	5,654
Chubb Ltd.(a)	37	5,274
CNO Financial Group, Inc.(a)	268	6,255
Everest Re Group Ltd.	22	5,025
Hartford Financial Services Group, Inc. (The)(a)	107	5,931
Lincoln National Corp.	80	5,878
MetLife, Inc.	106	5,507
Old Republic International Corp.	275	5,415
Prudential Financial, Inc.	51	5,422
Reinsurance Group of America, Inc.	43	6,000
Unum Group	126	6,442
Validus Holdings Ltd.	104	5,118
XL Group Ltd.	129	5,089
		99,589
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group, Class A*	226	5,327

IT Services - 2.1%
Alliance Data Systems Corp.(a)	22	4,874
CACI International, Inc., Class A*(a)	38	5,295
Conduent, Inc.*(a)	315	4,936
DXC Technology Co.(a)	70	6,012
First Data Corp., Class A*(a)	312	5,629
		26,746
Machinery - 2.6%
Allison Transmission Holdings, Inc.	142	5,329
ITT, Inc.(a)	135	5,977
Oshkosh Corp.	65	5,365
PACCAR, Inc.	82	5,932
Timken Co. (The)	117	5,680
Trinity Industries, Inc.	166	5,295
		33,578
Media - 0.8%
TEGNA, Inc.	341	4,545
Viacom, Inc., Class B	183	5,095
		9,640
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.*(a)	422	5,925
Reliance Steel & Aluminum Co.	71	5,408
United States Steel Corp.	196	5,029
		16,362
Mortgage Real Estate Investment Trusts (REITs) - 3.5%
AGNC Investment Corp.(a)	279	6,049
Annaly Capital Management, Inc.	444	5,412
Blackstone Mortgage Trust, Inc., Class A(a)	171	5,304
Chimera Investment Corp.(a)	275	5,203
MFA Financial, Inc.	693	6,071
New Residential Investment Corp.	334	5,588
Starwood Property Trust, Inc.	259	5,625
Two Harbors Investment Corp.	546	5,504
		44,756

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - 1.3%
Kohl's Corp.	118	5,387
Macy's, Inc.	228	4,975
Target Corp.	104	6,137
		16,499
Multi-Utilities - 1.3%
MDU Resources Group, Inc.	206	5,346
Public Service Enterprise Group, Inc.	122	5,642
SCANA Corp.	110	5,334
		16,322
Oil, Gas & Consumable Fuels - 4.9%
Andeavor(a)	53	5,467
Antero Resources Corp.*(a)	243	4,836
CONSOL Energy, Inc.*(a)	358	6,064
Devon Energy Corp.(a)	169	6,204
Gulfport Energy Corp.*(a)	371	5,320
HollyFrontier Corp.(a)	170	6,115
Marathon Petroleum Corp.	110	6,169
PBF Energy, Inc., Class A	223	6,157
Range Resources Corp.	273	5,343
Valero Energy Corp.	83	6,385
World Fuel Services Corp.(a)	155	5,256
		63,316
Paper & Forest Products - 1.0%
Domtar Corp.	138	5,988
Louisiana-Pacific Corp.*	238	6,445
		12,433
Pharmaceuticals - 0.7%
Mallinckrodt plc*	125	4,671
Mylan NV*	135	4,235
		8,906
Road & Rail - 0.9%
Genesee & Wyoming, Inc., Class A*(a)	76	5,625
Ryder System, Inc.	76	6,426
		12,051
Semiconductors & Semiconductor Equipment - 2.9%
Cirrus Logic, Inc.*(a)	86	4,586
First Solar, Inc.*	117	5,368
Intel Corp.(a)	154	5,864
Micron Technology, Inc.*	139	5,467
Microsemi Corp.*	107	5,509
ON Semiconductor Corp.*	305	5,633
Qorvo, Inc.*	68	4,806
		37,233
Software - 0.8%
CA, Inc.	161	5,374
Nuance Communications, Inc.*	288	4,528
		9,902
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.(a)	374	5,348
AutoNation, Inc.*	123	5,838
Bed Bath & Beyond, Inc.(a)	190	4,459
Dick's Sporting Goods, Inc.(a)	199	5,375
Foot Locker, Inc.(a)	149	5,248
GameStop Corp., Class A(a)	228	4,711
Office Depot, Inc.	1,263	5,734
Signet Jewelers Ltd.	86	5,723
		42,436
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.(a)	291	4,281
NCR Corp.*	132	4,953
NetApp, Inc.	135	5,908
Seagate Technology plc	162	5,373
Western Digital Corp.	61	5,270
Xerox Corp.	187	6,225
		32,010
Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings Ltd.*	123	5,886
PVH Corp.	41	5,168
Ralph Lauren Corp.	60	5,297
		16,351
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	425	5,326
Radian Group, Inc.	325	6,074
		11,400
Trading Companies & Distributors - 1.5%
Air Lease Corp.(a)	145	6,180
United Rentals, Inc.*	46	6,382
WESCO International, Inc.*	105	6,116
		18,678
TOTAL COMMON STOCKS (Cost $1,056,006)		1,093,216

TOTAL LONG POSITIONS (Cost $1,056,006)		1,093,216

SHORT POSITIONS - (86.1)%

COMMON STOCKS - (86.1)%

Aerospace & Defense - (1.8)%
BWX Technologies, Inc.	(97)	(5,434)
HEICO Corp.	(62)	(5,568)
Lockheed Martin Corp.	(20)	(6,206)
TransDigm Group, Inc.	(22)	(5,624)
		(22,832)
Air Freight & Logistics - (0.5)%
United Parcel Service, Inc., Class B	(50)	(6,004)

Automobiles - (0.4)%
Tesla, Inc.*	(16)	(5,458)

Beverages - (1.3)%
Brown-Forman Corp., Class B	(103)	(5,593)
Coca-Cola Co. (The)	(117)	(5,266)
Monster Beverage Corp.*	(105)	(5,801)
		(16,660)
Biotechnology - (4.9)%
ACADIA Pharmaceuticals, Inc.*	(147)	(5,537)
Alkermes plc*	(96)	(4,881)
Alnylam Pharmaceuticals, Inc.*	(46)	(5,405)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Clovis Oncology, Inc.*	(65)	(5,356)
Incyte Corp.*	(42)	(4,903)
Ionis Pharmaceuticals, Inc.*	(115)	(5,830)
Neurocrine Biosciences, Inc.*	(93)	(5,699)
Portola Pharmaceuticals, Inc.*	(97)	(5,241)
Seattle Genetics, Inc.*	(105)	(5,713)
TESARO, Inc.*	(37)	(4,777)
Ultragenyx Pharmaceutical, Inc.*	(81)	(4,314)
Vertex Pharmaceuticals, Inc.*	(36)	(5,473)
		(63,129)
Building Products - (1.4)%
Allegion plc	(74)	(6,399)
AO Smith Corp.	(97)	(5,765)
Lennox International, Inc.	(30)	(5,369)
		(17,533)
Capital Markets - (3.6)%
CBOE Holdings, Inc.	(51)	(5,489)
FactSet Research Systems, Inc.	(34)	(6,124)
MarketAxess Holdings, Inc.	(30)	(5,535)
Moody's Corp.	(45)	(6,264)
MSCI, Inc.	(52)	(6,079)
S&P Global, Inc.	(37)	(5,784)
SEI Investments Co.	(91)	(5,557)
TD Ameritrade Holding Corp.	(119)	(5,807)
		(46,639)
Chemicals - (3.6)%
Albemarle Corp.	(45)	(6,134)
Ecolab, Inc.	(40)	(5,145)
FMC Corp.	(71)	(6,341)
International Flavors & Fragrances, Inc.	(43)	(6,145)
NewMarket Corp.	(12)	(5,109)
Scotts Miracle-Gro Co. (The)	(60)	(5,840)
Sherwin-Williams Co. (The)	(16)	(5,729)
WR Grace & Co.	(81)	(5,844)
		(46,287)
Commercial Services & Supplies - (0.4)%
Rollins, Inc.	(124)	(5,721)

Communications Equipment - (0.4)%
Arista Networks, Inc.*	(29)	(5,499)

Distributors - (0.4)%
Pool Corp.	(47)	(5,084)

Diversified Consumer Services - (0.5)%
Bright Horizons Family Solutions, Inc.*	(70)	(6,035)

Electric Utilities - (0.4)%
NextEra Energy, Inc.	(38)	(5,569)

Electrical Equipment - (0.5)%
Rockwell Automation, Inc.	(36)	(6,416)

Electronic Equipment, Instruments & Components - (2.2)%
Amphenol Corp., Class A	(71)	(6,009)
Cognex Corp.	(48)	(5,293)
IPG Photonics Corp.*	(29)	(5,367)
National Instruments Corp.	(140)	(5,904)
Universal Display Corp.	(47)	(6,056)
		(28,629)
Energy Equipment & Services - (2.6)%
Core Laboratories NV	(49)	(4,836)
Halliburton Co.	(115)	(5,293)
National Oilwell Varco, Inc.	(162)	(5,788)
Patterson-UTI Energy, Inc.	(259)	(5,424)
Schlumberger Ltd.	(76)	(5,302)
Weatherford International plc*	(1,421)	(6,508)
		(33,151)
Equity Real Estate Investment Trusts (REITs) - (16.1)%
American Tower Corp.	(40)	(5,467)
Apartment Investment & Management Co., Class A	(128)	(5,614)
Boston Properties, Inc.	(43)	(5,284)
Camden Property Trust	(59)	(5,396)
CoreSite Realty Corp.	(44)	(4,924)
Crown Castle International Corp.	(52)	(5,199)
CubeSmart	(219)	(5,685)
CyrusOne, Inc.	(95)	(5,598)
DCT Industrial Trust, Inc.	(101)	(5,850)
Digital Realty Trust, Inc.	(48)	(5,680)
Douglas Emmett, Inc.	(147)	(5,795)
Duke Realty Corp.	(186)	(5,360)
EastGroup Properties, Inc.	(66)	(5,816)
Equinix, Inc.	(12)	(5,356)
Equity LifeStyle Properties, Inc.	(63)	(5,360)
Essex Property Trust, Inc.	(21)	(5,335)
Extra Space Storage, Inc.	(76)	(6,074)
Federal Realty Investment Trust	(42)	(5,217)
First Industrial Realty Trust, Inc.	(196)	(5,898)
HCP, Inc.	(177)	(4,926)
Healthcare Realty Trust, Inc.	(161)	(5,207)
Healthcare Trust of America, Inc., Class A	(180)	(5,364)
Iron Mountain, Inc.	(159)	(6,185)
Lamar Advertising Co., Class A	(76)	(5,208)
Macerich Co. (The)	(88)	(4,837)
Public Storage	(26)	(5,564)
Rayonier, Inc.	(200)	(5,778)
Ryman Hospitality Properties, Inc.	(83)	(5,187)
SBA Communications Corp.*	(39)	(5,618)
Simon Property Group, Inc.	(33)	(5,313)
Sun Communities, Inc.	(62)	(5,312)
Tanger Factory Outlet Centers, Inc.	(205)	(5,006)
Taubman Centers, Inc.	(109)	(5,417)
UDR, Inc.	(138)	(5,248)
Uniti Group, Inc.	(378)	(5,541)
Urban Edge Properties	(215)	(5,186)
Vornado Realty Trust	(71)	(5,458)
Washington REIT	(181)	(5,930)
		(207,193)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Food Products - (0.8)%
Hershey Co. (The)	(46)	(5,022)
Lancaster Colony Corp.	(44)	(5,285)
		(10,307)
Gas Utilities - (1.3)%
New Jersey Resources Corp.	(127)	(5,353)
ONE Gas, Inc.	(83)	(6,112)
South Jersey Industries, Inc.	(147)	(5,076)
		(16,541)
Health Care Equipment & Supplies - (1.7)%
ABIOMED, Inc.*	(32)	(5,395)
Align Technology, Inc.*	(30)	(5,588)
DexCom, Inc.*	(112)	(5,480)
IDEXX Laboratories, Inc.*	(33)	(5,131)
		(21,594)
Health Care Providers & Services - (0.4)%
Chemed Corp.	(27)	(5,455)

Health Care Technology - (1.2)%
athenahealth, Inc.*	(40)	(4,974)
Medidata Solutions, Inc.*	(70)	(5,464)
Veeva Systems, Inc., Class A*	(84)	(4,739)
		(15,177)
Hotels, Restaurants & Leisure - (5.0)%
Chipotle Mexican Grill, Inc.*	(16)	(4,925)
Choice Hotels International, Inc.	(90)	(5,751)
Domino's Pizza, Inc.	(25)	(4,964)
Dunkin' Brands Group, Inc.	(92)	(4,883)
Hilton Worldwide Holdings, Inc.	(81)	(5,625)
Jack in the Box, Inc.	(55)	(5,606)
Marriott International, Inc., Class A	(55)	(6,064)
McDonald's Corp.	(35)	(5,484)
Starbucks Corp.	(84)	(4,512)
Vail Resorts, Inc.	(25)	(5,703)
Wendy's Co. (The)	(332)	(5,156)
Yum Brands, Inc.	(75)	(5,521)
		(64,194)
Household Products - (1.3)%
Church & Dwight Co., Inc.	(113)	(5,475)
Clorox Co. (The)	(42)	(5,540)
Colgate-Palmolive Co.	(77)	(5,610)
		(16,625)
Industrial Conglomerates - (0.4)%
3M Co.	(26)	(5,457)

Insurance - (0.9)%
Aon plc	(38)	(5,552)
Marsh & McLennan Cos., Inc.	(65)	(5,447)
		(10,999)
Internet & Direct Marketing Retail - (1.3)%
Amazon.com, Inc.*	(5)	(4,807)
Netflix, Inc.*	(33)	(5,985)
Priceline Group, Inc. (The)*	(3)	(5,492)
		(16,284)
Internet Software & Services - (1.2)%
CoStar Group, Inc.*	(20)	(5,365)
GrubHub, Inc.*	(93)	(4,898)
Yelp, Inc.*	(124)	(5,369)
		(15,632)
IT Services - (4.9)%
Automatic Data Processing, Inc.	(55)	(6,013)
Broadridge Financial Solutions, Inc.	(71)	(5,738)
Fiserv, Inc.*	(43)	(5,545)
Gartner, Inc.*	(45)	(5,599)
Global Payments, Inc.	(58)	(5,512)
Jack Henry & Associates, Inc.	(51)	(5,242)
Mastercard, Inc., Class A	(43)	(6,072)
Paychex, Inc.	(96)	(5,756)
PayPal Holdings, Inc.*	(93)	(5,955)
Square, Inc., Class A*	(189)	(5,445)
Visa, Inc., Class A	(56)	(5,893)
		(62,770)
Life Sciences Tools & Services - (0.8)%
Illumina, Inc.*	(26)	(5,179)
Mettler-Toledo International, Inc.*	(9)	(5,636)
		(10,815)
Machinery - (3.4)%
Donaldson Co., Inc.	(111)	(5,099)
Fortive Corp.	(76)	(5,380)
Graco, Inc.	(51)	(6,308)
IDEX Corp.	(49)	(5,952)
Illinois Tool Works, Inc.	(38)	(5,623)
Toro Co. (The)	(78)	(4,841)
WABCO Holdings, Inc.*	(37)	(5,476)
Welbilt, Inc.*	(235)	(5,417)
		(44,096)
Media - (0.4)%
Cable One, Inc.	(7)	(5,055)

Metals & Mining - (0.4)%
Royal Gold, Inc.	(56)	(4,818)

Multi-Utilities - (1.4)%
CenterPoint Energy, Inc.	(205)	(5,988)
Dominion Energy, Inc.	(73)	(5,616)
Vectren Corp.	(96)	(6,314)
		(17,918)
Oil, Gas & Consumable Fuels - (2.2)%
Cabot Oil & Gas Corp.	(238)	(6,366)
Cheniere Energy, Inc.*	(119)	(5,360)
Cimarex Energy Co.	(48)	(5,456)
EOG Resources, Inc.	(58)	(5,611)
Pioneer Natural Resources Co.	(41)	(6,049)
		(28,842)
Personal Products - (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(57)	(6,147)

Pharmaceuticals - (0.8)%
Medicines Co. (The)*	(135)	(5,000)
Nektar Therapeutics*	(228)	(5,472)
		(10,472)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Professional Services - (0.5)%
Verisk Analytics, Inc.*	(70)	(5,823)

Road & Rail - (0.5)%
Landstar System, Inc.	(66)	(6,577)

Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(478)	(6,095)
NVIDIA Corp.	(30)	(5,363)
		(11,458)
Software - (8.7)%
Activision Blizzard, Inc.	(95)	(6,128)
Adobe Systems, Inc.*	(39)	(5,818)
Aspen Technology, Inc.*	(96)	(6,030)
Autodesk, Inc.*	(48)	(5,389)
Blackbaud, Inc.	(65)	(5,707)
Electronic Arts, Inc.*	(47)	(5,549)
Guidewire Software, Inc.*	(80)	(6,229)
Intuit, Inc.	(38)	(5,401)
Paycom Software, Inc.*	(72)	(5,397)
Proofpoint, Inc.*	(62)	(5,408)
PTC, Inc.*	(93)	(5,234)
Red Hat, Inc.*	(55)	(6,097)
salesforce.com, Inc.*	(59)	(5,512)
ServiceNow, Inc.*	(51)	(5,994)
Splunk, Inc.*	(90)	(5,979)
Tableau Software, Inc., Class A*	(73)	(5,467)
Take-Two Interactive Software, Inc.*	(54)	(5,520)
Tyler Technologies, Inc.*	(31)	(5,404)
Ultimate Software Group, Inc. (The)*	(24)	(4,550)
Workday, Inc., Class A*	(53)	(5,586)
		(112,399)
Specialty Retail - (1.3)%
Five Below, Inc.*	(105)	(5,762)
Home Depot, Inc. (The)	(35)	(5,725)
Ulta Beauty, Inc.*	(24)	(5,425)
		(16,912)
Textiles, Apparel & Luxury Goods - (1.2)%
Lululemon Athletica, Inc.*	(89)	(5,540)
NIKE, Inc., Class B	(101)	(5,237)
Under Armour, Inc., Class C*	(301)	(4,521)
		(15,298)
Tobacco - (0.4)%
Philip Morris International, Inc.	(44)	(4,884)

Water Utilities - (0.9)%
American Water Works Co., Inc.	(73)	(5,906)
Aqua America, Inc.	(176)	(5,842)
		(11,748)
Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.*	(82)	(5,056)

TOTAL COMMON STOCKS (Proceeds $(1,012,646))		(1,107,192)

TOTAL SHORT POSITIONS (Proceeds $(1,012,646))		(1,107,192)

Total Investments - (1.1)% (Cost $43,360)		(13,976)
Other Assets Less Liabilities - 101.1%		1,300,644
Net assets - 100.0%		1,286,668

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $510,967.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2017:

Unrealized
			Termination		Rate Paid	Underlying	Appreciation/
Notional Amount		Value ($)	Date(1)	Counterparty	(Received)(2)	Instrument	(Depreciation)
USD	216,986	216,986	10/4/2017	Morgan Stanley	1.65%	Dow Jones U.S. Relative Value Total Return Index(3)	-
		216,986					-

USD	(201,915)	(201,915)	10/4/2017	Morgan Stanley	(0.98)%	Dow Jones U.S. Short Relative Value Total Return Index(4)	-
		(201,915)					-
		15,071					-

(1) Agreements may be terminated at will by either party without penalty.

(2) Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3) Fund has long exposure to companies with high “value” rankings. A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

(4) Fund has short exposure to companies with low “value” rankings. A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to rice; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

Abbreviations

USD       US Dollar

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 90.3%

COMMON STOCKS - 90.3%

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.(a)	94	9,827
Esterline Technologies Corp.*(a)	96	8,654
		18,481
Auto Components - 1.4%
Dana, Inc.(a)	328	9,171
Tenneco, Inc.	150	9,100
Visteon Corp.*	78	9,654
		27,925
Banks - 5.1%
Associated Banc-Corp.(a)	390	9,457
Bank of Hawaii Corp.(a)	120	10,003
BankUnited, Inc.(a)	280	9,960
Cathay General Bancorp(a)	246	9,889
Chemical Financial Corp.	174	9,093
Fulton Financial Corp.(a)	496	9,300
Investors Bancorp, Inc.	672	9,166
MB Financial, Inc.	202	9,094
TCF Financial Corp.	538	9,168
UMB Financial Corp.	132	9,833
Valley National Bancorp	794	9,568
		104,531
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc.*(a)	254	9,568
Clovis Oncology, Inc.*	110	9,064
Juno Therapeutics, Inc.*(a)	216	9,690
OPKO Health, Inc.*	1,428	9,796
TESARO, Inc.*	72	9,295
		47,413
Building Products - 1.0%
Armstrong World Industries, Inc.*(a)	190	9,738
USG Corp.*	302	9,860
		19,598
Capital Markets - 1.4%
Federated Investors, Inc., Class B(a)	310	9,207
Legg Mason, Inc.(a)	254	9,985
Stifel Financial Corp.	182	9,730
		28,922
Chemicals - 1.8%
Cabot Corp.(a)	178	9,932
Platform Specialty Products Corp.*	776	8,652
PolyOne Corp.	248	9,928
Sensient Technologies Corp.	114	8,769
		37,281
Commercial Services & Supplies - 2.3%
Clean Harbors, Inc.*(a)	158	8,959
Deluxe Corp.(a)	136	9,922
Healthcare Services Group, Inc.(a)	170	9,175
MSA Safety, Inc.	114	9,064
Pitney Bowes, Inc.	710	9,947
		47,067
Communications Equipment - 2.2%
Ciena Corp.*(a)	392	8,612
Finisar Corp.*(a)	416	9,223
Lumentum Holdings, Inc.*	170	9,240
NetScout Systems, Inc.*	284	9,187
ViaSat, Inc.*	142	9,133
		45,395
Construction & Engineering - 0.9%
EMCOR Group, Inc.(a)	132	9,158
Valmont Industries, Inc.	58	9,170
		18,328
Consumer Finance - 0.4%
Credit Acceptance Corp.*	32	8,965

Containers & Packaging - 1.8%
Bemis Co., Inc.(a)	212	9,661
Graphic Packaging Holding Co.(a)	680	9,486
Owens-Illinois, Inc.*	366	9,208
Silgan Holdings, Inc.	292	8,594
		36,949
Distributors - 0.5%
Pool Corp.	90	9,735

Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B(a)	16	9,361
Grand Canyon Education, Inc.*(a)	102	9,264
		18,625
Electric Utilities - 1.8%
ALLETE, Inc.(a)	128	9,893
IDACORP, Inc.(a)	106	9,321
PNM Resources, Inc.	214	8,624
Portland General Electric Co.	196	8,945
		36,783
Electrical Equipment - 1.4%
EnerSys(a)	142	9,822
Generac Holdings, Inc.*(a)	200	9,186
Regal Beloit Corp.	118	9,322
		28,330
Electronic Equipment, Instruments & Components - 1.8%
Belden, Inc.(a)	114	9,181
Dolby Laboratories, Inc., Class A	160	9,203
Littelfuse, Inc.(a)	46	9,011
Tech Data Corp.*	104	9,240
		36,635
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.	378	9,930
Patterson-UTI Energy, Inc.	438	9,172
Transocean Ltd.*	854	9,189
US Silica Holdings, Inc.	318	9,880
Weatherford International plc*	2,004	9,178
		47,349
Equity Real Estate Investment Trusts (REITs) - 11.1%
Brandywine Realty Trust(a)	532	9,305
Columbia Property Trust, Inc.(a)	428	9,318
CoreCivic, Inc.(a)	340	9,102
CoreSite Realty Corp.(a)	76	8,504

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Corporate Office Properties Trust	274	8,995
Cousins Properties, Inc.(a)	972	9,078
DDR Corp.(a)	908	8,317
First Industrial Realty Trust, Inc.(a)	292	8,786
GEO Group, Inc. (The)(a)	308	8,285
JBG SMITH Properties*(a)	274	9,374
LaSalle Hotel Properties(a)	330	9,577
National Health Investors, Inc.	118	9,120
Outfront Media, Inc.	366	9,216
Paramount Group, Inc.	602	9,632
Physicians Realty Trust(a)	518	9,184
Piedmont Office Realty Trust, Inc., Class A	426	8,588
Rayonier, Inc.	330	9,534
Retail Properties of America, Inc., Class A	682	8,955
RLJ Lodging Trust	456	10,032
Ryman Hospitality Properties, Inc.	142	8,874
Sabra Health Care REIT, Inc.	422	9,259
Sunstone Hotel Investors, Inc.	590	9,481
Tanger Factory Outlet Centers, Inc.	356	8,693
Taubman Centers, Inc.	174	8,648
Urban Edge Properties	390	9,407
		227,264
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	456	8,559
US Foods Holding Corp.*	346	9,238
		17,797
Food Products - 2.2%
Flowers Foods, Inc.(a)	498	9,367
Hain Celestial Group, Inc. (The)*(a)	206	8,477
Lancaster Colony Corp.(a)	72	8,649
Snyder's-Lance, Inc.(a)	256	9,764
TreeHouse Foods, Inc.*	136	9,211
		45,468
Gas Utilities - 1.4%
New Jersey Resources Corp.	222	9,357
ONE Gas, Inc.	130	9,573
Southwest Gas Holdings, Inc.	116	9,004
		27,934
Health Care Equipment & Supplies - 0.9%
Masimo Corp.*	106	9,176
NuVasive, Inc.*	166	9,206
		18,382
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*(a)	190	9,074
Chemed Corp.(a)	46	9,294
HealthSouth Corp.(a)	206	9,548
LifePoint Health, Inc.*(a)	152	8,801
MEDNAX, Inc.*	214	9,228
Molina Healthcare, Inc.*	144	9,902
		55,847
Hotels, Restaurants & Leisure - 2.7%
Choice Hotels International, Inc.(a)	142	9,074
Cracker Barrel Old Country Store, Inc.	56	8,491
Hilton Grand Vacations, Inc.*(a)	260	10,044
Jack in the Box, Inc.(a)	88	8,969
Texas Roadhouse, Inc.	194	9,533
Wendy's Co. (The)	578	8,976
		55,087
Household Durables - 1.4%
CalAtlantic Group, Inc.(a)	258	9,450
Tempur Sealy International, Inc.*	146	9,420
Tupperware Brands Corp.	152	9,397
		28,267
Household Products - 0.4%
Energizer Holdings, Inc.(a)	194	8,934

Insurance - 2.3%
Aspen Insurance Holdings Ltd.(a)	226	9,130
CNO Financial Group, Inc.(a)	404	9,429
Primerica, Inc.	114	9,297
ProAssurance Corp.	172	9,400
RLI Corp.	168	9,637
		46,893
Internet & Direct Marketing Retail - 0.4%
Wayfair, Inc., Class A*	136	9,166

Internet Software & Services - 0.4%
j2 Global, Inc.(a)	124	9,161

IT Services - 3.6%
CACI International, Inc., Class A*(a)	66	9,197
Conduent, Inc.*(a)	552	8,650
CoreLogic, Inc.*(a)	192	8,874
DST Systems, Inc.(a)	170	9,330
EPAM Systems, Inc.*(a)	112	9,848
MAXIMUS, Inc.	152	9,804
Science Applications International Corp.	138	9,225
Teradata Corp.*	290	9,799
		74,727
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	74	8,946
Bruker Corp.(a)	308	9,163
PRA Health Sciences, Inc.*	120	9,140
		27,249
Machinery - 2.7%
Crane Co.(a)	120	9,599
ITT, Inc.(a)	208	9,208
Terex Corp.	204	9,184
Timken Co. (The)	202	9,807
Trinity Industries, Inc.	286	9,124
Woodward, Inc.	118	9,158
		56,080
Marine - 0.5%
Kirby Corp.*(a)	140	9,233

Media - 3.5%
AMC Networks, Inc., Class A*(a)	144	8,420
Cable One, Inc.	12	8,665
Cinemark Holdings, Inc.	254	9,197

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
John Wiley & Sons, Inc., Class A(a)	182	9,737
Liberty Global plc LiLAC, Class C*(a)	362	8,435
Madison Square Garden Co. (The), Class A*	44	9,420
New York Times Co. (The), Class A	486	9,526
TEGNA, Inc.	652	8,691
		72,091
Metals & Mining - 0.9%
Compass Minerals International, Inc.(a)	144	9,346
Worthington Industries, Inc.	186	8,556
		17,902
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	300	9,306
Chimera Investment Corp.(a)	498	9,422
MFA Financial, Inc.	1,120	9,811
Two Harbors Investment Corp.	944	9,516
		38,055
Multi-Utilities - 0.9%
Black Hills Corp.(a)	136	9,366
NorthWestern Corp.	150	8,541
		17,907
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp.*	2,122	9,125
CONSOL Energy, Inc.*(a)	542	9,181
Gulfport Energy Corp.*(a)	638	9,149
Oasis Petroleum, Inc.*	1,006	9,175
PBF Energy, Inc., Class A	330	9,111
Southwestern Energy Co.*	1,526	9,324
World Fuel Services Corp.(a)	264	8,952
		64,017
Paper & Forest Products - 1.0%
Domtar Corp.	224	9,719
Louisiana-Pacific Corp.*	368	9,966
		19,685
Personal Products - 1.3%
Edgewell Personal Care Co.*(a)	126	9,169
Herbalife Ltd.*	136	9,225
Nu Skin Enterprises, Inc., Class A	148	9,099
		27,493
Pharmaceuticals - 1.3%
Catalent, Inc.*(a)	222	8,862
Mallinckrodt plc*	248	9,268
Medicines Co. (The)*	236	8,742
		26,872
Road & Rail - 1.8%
Avis Budget Group, Inc.*(a)	252	9,591
Genesee & Wyoming, Inc., Class A*(a)	124	9,177
Landstar System, Inc.	98	9,766
Ryder System, Inc.	108	9,132
		37,666
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc.*(a)	172	9,171
Cree, Inc.*(a)	326	9,190
Integrated Device Technology, Inc.*(a)	362	9,622
Silicon Laboratories, Inc.*	114	9,109
Versum Materials, Inc.	236	9,161
		46,253
Software - 2.6%
ACI Worldwide, Inc.*(a)	406	9,249
Blackbaud, Inc.(a)	100	8,780
Ellie Mae, Inc.*(a)	106	8,706
Manhattan Associates, Inc.*	222	9,228
Proofpoint, Inc.*	98	8,548
Verint Systems, Inc.*	230	9,625
		54,136
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.(a)	642	9,181
Murphy USA, Inc.*	140	9,660
Williams-Sonoma, Inc.	184	9,174
		28,015
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.(a)	92	9,085
Skechers U.S.A., Inc., Class A*	366	9,183
		18,268
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	522	9,756

Trading Companies & Distributors - 1.4%
Air Lease Corp.(a)	224	9,547
MSC Industrial Direct Co., Inc., Class A	130	9,824
WESCO International, Inc.*	158	9,204
		28,575
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	326	9,092

TOTAL COMMON STOCKS (Cost $1,679,715)		1,851,584

TOTAL LONG POSITIONS (Cost $1,679,715)		1,851,584

SHORT POSITIONS - (91.0)%

COMMON STOCKS - (91.0)%

Aerospace & Defense - (2.7)%
Boeing Co. (The)	(38)	(9,660)
General Dynamics Corp.	(46)	(9,457)
Lockheed Martin Corp.	(30)	(9,309)
Northrop Grumman Corp.	(32)	(9,207)
Raytheon Co.	(50)	(9,329)
United Technologies Corp.	(78)	(9,054)
		(56,016)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(42)	(9,474)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
United Parcel Service, Inc., Class B	(76)	(9,127)
		(18,601)
Airlines - (0.9)%
Delta Air Lines, Inc.	(190)	(9,162)
Southwest Airlines Co.	(174)	(9,740)
		(18,902)
Automobiles - (1.4)%
Ford Motor Co.	(838)	(10,031)
General Motors Co.	(248)	(10,014)
Tesla, Inc.*	(28)	(9,551)
		(29,596)
Banks - (4.2)%
Bank of America Corp.	(362)	(9,173)
BB&T Corp.	(194)	(9,106)
Citigroup, Inc.	(134)	(9,747)
JPMorgan Chase & Co.	(100)	(9,551)
M&T Bank Corp.	(60)	(9,663)
PNC Financial Services Group, Inc. (The)	(68)	(9,164)
SunTrust Banks, Inc.	(154)	(9,205)
US Bancorp	(182)	(9,754)
Wells Fargo & Co.	(182)	(10,037)
		(85,400)
Beverages - (1.8)%
Coca-Cola Co. (The)	(204)	(9,182)
Constellation Brands, Inc., Class A	(50)	(9,973)
Monster Beverage Corp.*	(162)	(8,950)
PepsiCo, Inc.	(78)	(8,692)
		(36,797)
Biotechnology - (2.2)%
AbbVie, Inc.	(104)	(9,242)
Amgen, Inc.	(54)	(10,068)
Biogen, Inc.*	(28)	(8,767)
Celgene Corp.*	(62)	(9,041)
Gilead Sciences, Inc.	(108)	(8,750)
		(45,868)
Building Products - (0.4)%
Johnson Controls International plc	(224)	(9,025)

Capital Markets - (5.5)%
Ameriprise Financial, Inc.	(62)	(9,208)
Bank of New York Mellon Corp. (The)	(174)	(9,225)
BlackRock, Inc.	(22)	(9,836)
Charles Schwab Corp. (The)	(210)	(9,185)
CME Group, Inc.	(72)	(9,769)
Goldman Sachs Group, Inc. (The)	(38)	(9,013)
Intercontinental Exchange, Inc.	(138)	(9,481)
Moody's Corp.	(66)	(9,188)
Morgan Stanley	(196)	(9,441)
S&P Global, Inc.	(64)	(10,004)
State Street Corp.	(98)	(9,363)
T. Rowe Price Group, Inc.	(102)	(9,246)
		(112,959)
Chemicals - (3.3)%
Air Products & Chemicals, Inc.	(66)	(9,980)
DowDuPont, Inc.	(132)	(9,138)
Ecolab, Inc.	(72)	(9,260)
LyondellBasell Industries NV, Class A	(92)	(9,113)
PPG Industries, Inc.	(88)	(9,562)
Praxair, Inc.	(70)	(9,782)
Sherwin-Williams Co. (The)	(28)	(10,025)
		(66,860)
Commercial Services & Supplies - (1.0)%
Republic Services, Inc.	(146)	(9,645)
Waste Management, Inc.	(128)	(10,018)
		(19,663)
Communications Equipment - (0.5)%
Cisco Systems, Inc.	(294)	(9,887)

Consumer Finance - (1.8)%
American Express Co.	(108)	(9,770)
Capital One Financial Corp.	(106)	(8,974)
Discover Financial Services	(142)	(9,156)
Synchrony Financial	(316)	(9,812)
		(37,712)
Containers & Packaging - (0.5)%
International Paper Co.	(174)	(9,887)

Diversified Financial Services - (0.4)%
Berkshire Hathaway, Inc., Class B*	(50)	(9,166)

Diversified Telecommunication Services - (0.5)%
AT&T, Inc.	(240)	(9,401)

Electric Utilities - (3.1)%
American Electric Power Co., Inc.	(132)	(9,272)
Duke Energy Corp.	(108)	(9,063)
Exelon Corp.	(254)	(9,568)
NextEra Energy, Inc.	(60)	(8,793)
PG&E Corp.	(140)	(9,533)
PPL Corp.	(232)	(8,804)
Southern Co. (The)	(180)	(8,845)
		(63,878)
Electrical Equipment - (0.9)%
Eaton Corp. plc	(120)	(9,215)
Emerson Electric Co.	(156)	(9,803)
		(19,018)
Electronic Equipment, Instruments & Components - (1.4)%
Amphenol Corp., Class A	(112)	(9,480)
Corning, Inc.	(318)	(9,514)
TE Connectivity Ltd.	(118)	(9,801)
		(28,795)
Energy Equipment & Services - (0.9)%
Halliburton Co.	(200)	(9,206)
Schlumberger Ltd.	(132)	(9,208)
		(18,414)
Equity Real Estate Investment Trusts (REITs) - (5.4)%
American Tower Corp.	(68)	(9,294)
AvalonBay Communities, Inc.	(48)	(8,564)
Crown Castle International Corp.	(90)	(8,998)
Digital Realty Trust, Inc.	(78)	(9,230)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Equinix, Inc.	(20)	(8,926)
Equity Residential	(142)	(9,362)
Prologis, Inc.	(152)	(9,646)
Public Storage	(44)	(9,416)
Simon Property Group, Inc.	(60)	(9,661)
Ventas, Inc.	(136)	(8,858)
Welltower, Inc.	(126)	(8,855)
Weyerhaeuser Co.	(280)	(9,528)
		(110,338)
Food & Staples Retailing - (2.3)%
Costco Wholesale Corp.	(58)	(9,529)
CVS Health Corp.	(120)	(9,758)
Sysco Corp.	(172)	(9,279)
Walgreens Boots Alliance, Inc.	(112)	(8,649)
Wal-Mart Stores, Inc.	(116)	(9,064)
		(46,279)
Food Products - (1.8)%
Archer-Daniels-Midland Co.	(222)	(9,437)
General Mills, Inc.	(162)	(8,385)
Kraft Heinz Co. (The)	(118)	(9,151)
Mondelez International, Inc., Class A	(218)	(8,864)
		(35,837)
Health Care Equipment & Supplies - (1.8)%
Abbott Laboratories	(178)	(9,498)
Danaher Corp.	(108)	(9,264)
Medtronic plc	(110)	(8,555)
Stryker Corp.	(64)	(9,089)
		(36,406)
Health Care Providers & Services - (1.8)%
Aetna, Inc.	(58)	(9,223)
Anthem, Inc.	(48)	(9,114)
McKesson Corp.	(56)	(8,602)
UnitedHealth Group, Inc.	(46)	(9,009)
		(35,948)
Hotels, Restaurants & Leisure - (2.2)%
Carnival Corp.	(142)	(9,169)
Marriott International, Inc., Class A	(86)	(9,483)
McDonald's Corp.	(56)	(8,774)
Starbucks Corp.	(172)	(9,238)
Yum Brands, Inc.	(128)	(9,422)
		(46,086)
Household Products - (1.3)%
Colgate-Palmolive Co.	(120)	(8,742)
Kimberly-Clark Corp.	(78)	(9,179)
Procter & Gamble Co. (The)	(104)	(9,462)
		(27,383)
Industrial Conglomerates - (1.8)%
3M Co.	(46)	(9,656)
General Electric Co.	(378)	(9,140)
Honeywell International, Inc.	(64)	(9,071)
Roper Technologies, Inc.	(40)	(9,736)
		(37,603)
Insurance - (4.5)%
Aflac, Inc.	(110)	(8,953)
Allstate Corp. (The)	(108)	(9,926)
American International Group, Inc.	(142)	(8,717)
Aon plc	(62)	(9,058)
Chubb Ltd.	(64)	(9,123)
Marsh & McLennan Cos., Inc.	(120)	(10,057)
MetLife, Inc.	(184)	(9,559)
Progressive Corp. (The)	(190)	(9,200)
Prudential Financial, Inc.	(88)	(9,356)
Travelers Cos., Inc. (The)	(74)	(9,067)
		(93,016)
Internet & Direct Marketing Retail - (1.4)%
Amazon.com, Inc.*	(10)	(9,614)
Netflix, Inc.*	(50)	(9,067)
Priceline Group, Inc. (The)*	(6)	(10,985)
		(29,666)
Internet Software & Services - (1.4)%
Alphabet, Inc., Class C*	(10)	(9,591)
eBay, Inc.*	(238)	(9,153)
Facebook, Inc., Class A*	(54)	(9,227)
		(27,971)
IT Services - (4.2)%
Accenture plc, Class A	(68)	(9,185)
Automatic Data Processing, Inc.	(78)	(8,527)
Cognizant Technology Solutions Corp., Class A	(138)	(10,010)
Fidelity National Information Services, Inc.	(108)	(10,086)
Fiserv, Inc.*	(76)	(9,801)
International Business Machines Corp.	(60)	(8,705)
Mastercard, Inc., Class A	(68)	(9,602)
PayPal Holdings, Inc.*	(158)	(10,117)
Visa, Inc., Class A	(88)	(9,261)
		(85,294)
Life Sciences Tools & Services - (0.4)%
Thermo Fisher Scientific, Inc.	(48)	(9,082)

Machinery - (2.8)%
Caterpillar, Inc.	(78)	(9,727)
Cummins, Inc.	(58)	(9,746)
Deere & Co.	(76)	(9,545)
Illinois Tool Works, Inc.	(64)	(9,469)
Ingersoll-Rand plc	(104)	(9,274)
PACCAR, Inc.	(134)	(9,694)
		(57,455)
Media - (1.7)%
Charter Communications, Inc., Class A*	(24)	(8,722)
Comcast Corp., Class A	(224)	(8,620)
Twenty-First Century Fox, Inc., Class A	(342)	(9,022)
Walt Disney Co. (The)	(86)	(8,477)
		(34,841)
Metals & Mining - (0.9)%
Newmont Mining Corp.	(236)	(8,853)
Nucor Corp.	(158)	(8,854)
		(17,707)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - (0.5)%
Target Corp.	(168)	(9,914)

Multi-Utilities - (0.9)%
Dominion Energy, Inc.	(114)	(8,770)
Sempra Energy	(80)	(9,130)
		(17,900)
Oil, Gas & Consumable Fuels - (4.2)%
Chevron Corp.	(78)	(9,165)
ConocoPhillips	(184)	(9,209)
EOG Resources, Inc.	(94)	(9,093)
Exxon Mobil Corp.	(114)	(9,346)
Kinder Morgan, Inc.	(490)	(9,398)
Marathon Petroleum Corp.	(174)	(9,758)
Occidental Petroleum Corp.	(156)	(10,017)
Phillips 66	(110)	(10,077)
Valero Energy Corp.	(120)	(9,232)
		(85,295)
Pharmaceuticals - (2.8)%
Allergan plc	(44)	(9,018)
Bristol-Myers Squibb Co.	(150)	(9,561)
Eli Lilly & Co.	(116)	(9,922)
Johnson & Johnson	(74)	(9,621)
Merck & Co., Inc.	(142)	(9,092)
Pfizer, Inc.	(284)	(10,139)
		(57,353)
Road & Rail - (1.4)%
CSX Corp.	(172)	(9,333)
Norfolk Southern Corp.	(74)	(9,786)
Union Pacific Corp.	(84)	(9,741)
		(28,860)
Semiconductors & Semiconductor Equipment - (3.6)%
Analog Devices, Inc.	(108)	(9,306)
Applied Materials, Inc.	(176)	(9,168)
Broadcom Ltd.	(38)	(9,217)
Intel Corp.	(262)	(9,977)
Micron Technology, Inc.*	(238)	(9,361)
NVIDIA Corp.	(52)	(9,296)
QUALCOMM, Inc.	(162)	(8,398)
Texas Instruments, Inc.	(110)	(9,860)
		(74,583)
Software - (3.1)%
Activision Blizzard, Inc.	(138)	(8,902)
Adobe Systems, Inc.*	(58)	(8,652)
Electronic Arts, Inc.*	(78)	(9,209)
Intuit, Inc.	(66)	(9,381)
Micro Focus International plc, ADR*	(1)	(30)
Microsoft Corp.	(132)	(9,833)
Oracle Corp.	(184)	(8,896)
salesforce.com, Inc.*	(94)	(8,782)
		(63,685)
Specialty Retail - (1.4)%
Home Depot, Inc. (The)	(60)	(9,814)
Lowe's Cos., Inc.	(118)	(9,433)
TJX Cos., Inc. (The)	(124)	(9,142)
		(28,389)
Technology Hardware, Storage & Peripherals - (1.8)%
Apple, Inc.	(60)	(9,247)
Hewlett Packard Enterprise Co.	(622)	(9,150)
HP, Inc.	(492)	(9,820)
Western Digital Corp.	(108)	(9,331)
		(37,548)
Textiles, Apparel & Luxury Goods - (0.4)%
NIKE, Inc., Class B	(176)	(9,126)

Tobacco - (0.9)%
Altria Group, Inc.	(142)	(9,005)
Philip Morris International, Inc.	(76)	(8,437)
		(17,442)
TOTAL COMMON STOCKS (Proceeds $(1,613,951))		(1,866,852)

TOTAL SHORT POSITIONS (Proceeds $(1,613,951))		(1,866,852)

Total Investments - (0.7)% (Cost $65,764)		(15,268)
Other Assets Less Liabilities - 100.7%		2,066,715
Net assets - 100.0%		2,051,447

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $816,303.

Abbreviations

ADR     American Depositary Receipt

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2017:

Unrealized
			Termination		Rate Paid	Underlying	Appreciation/
Notional Amount		Value ($)	Date(1)	Counterparty	(Received)(2)	Instrument	(Depreciation)
USD	217,783	217,783	10/4/2017	Morgan Stanley	1.65%	Dow Jones U.S. Thematic Long Size Total Return Index(3)	-
		217,783					-

USD	(220,814)	(220,814)	10/4/2017	Morgan Stanley	(0.98)%	Dow Jones U.S. Thematic Short Size Total Return Index(4)	-
		(220,814)					-
		(3,031)					-

(1) Agreements may be terminated at will by either party without penalty.

(2) Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3) Fund has long exposure to small-cap companies. Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

(4) Fund has short exposure to large-cap companies. Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

Abbreviations

USD    US Dollar

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.4%

COMMON STOCKS - 88.4%

Aerospace & Defense - 1.8%
Hexcel Corp.(a)	740	42,491
Lockheed Martin Corp.	140	43,440
Northrop Grumman Corp.	150	43,158
Spirit AeroSystems Holdings, Inc., Class A	550	42,746
		171,835
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.(a)	710	42,501

Beverages - 1.3%
Constellation Brands, Inc., Class A	210	41,884
Dr Pepper Snapple Group, Inc.(a)	480	42,466
PepsiCo, Inc.	380	42,343
		126,693
Building Products - 0.5%
Lennox International, Inc.	240	42,953

Capital Markets - 0.4%
Lazard Ltd., Class A	940	42,507

Chemicals - 1.8%
FMC Corp.(a)	480	42,869
International Flavors & Fragrances, Inc.(a)	300	42,873
Scotts Miracle-Gro Co. (The)	440	42,829
Sensient Technologies Corp.	550	42,306
		170,877
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	640	42,278
Waste Management, Inc.	540	42,266
		84,544
Communications Equipment - 0.9%
CommScope Holding Co., Inc.*(a)	1,290	42,841
F5 Networks, Inc.*(a)	350	42,196
		85,037
Containers & Packaging - 2.2%
AptarGroup, Inc.(a)	490	42,292
Avery Dennison Corp.(a)	430	42,286
Ball Corp.(a)	1,030	42,539
Bemis Co., Inc.	940	42,836
Silgan Holdings, Inc.	1,450	42,673
		212,626
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc.*	910	42,524

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	860	42,561
Zayo Group Holdings, Inc.*	1,240	42,681
		85,242
Electric Utilities - 2.7%
Exelon Corp.(a)	1,120	42,190
NextEra Energy, Inc.	290	42,500
OGE Energy Corp.	1,180	42,515
PPL Corp.	1,120	42,504
Southern Co. (The)	870	42,752
Xcel Energy, Inc.	900	42,588
		255,049
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp., Class A(a)	500	42,320
Avnet, Inc.(a)	1,080	42,444
IPG Photonics Corp.*(a)	230	42,564
Itron, Inc.*	550	42,597
		169,925
Energy Equipment & Services - 1.8%
Baker Hughes a GE Co.(a)	1,160	42,479
Halliburton Co.	930	42,808
Helmerich & Payne, Inc.	820	42,730
Schlumberger Ltd.	610	42,554
		170,571
Equity Real Estate Investment Trusts (REITs) - 18.6%
American Campus Communities, Inc.(a)	960	42,384
American Homes 4 Rent, Class A(a)	1,960	42,552
American Tower Corp.(a)	310	42,371
Apartment Investment & Management Co., Class A(a)	980	42,983
Apple Hospitality REIT, Inc.(a)	2,260	42,737
AvalonBay Communities, Inc.(a)	240	42,821
Brixmor Property Group, Inc.(a)	2,260	42,488
Camden Property Trust(a)	470	42,981
Crown Castle International Corp.(a)	430	42,991
CubeSmart	1,640	42,574
DCT Industrial Trust, Inc.(a)	740	42,861
DDR Corp.(a)	4,660	42,686
Douglas Emmett, Inc.(a)	1,080	42,574
Duke Realty Corp.(a)	1,480	42,654
Education Realty Trust, Inc.(a)	1,180	42,397
EPR Properties(a)	610	42,541
Equinix, Inc.(a)	100	44,630
Equity Commonwealth*(a)	1,400	42,560
Equity LifeStyle Properties, Inc.(a)	500	42,540
Equity Residential(a)	650	42,854
Essex Property Trust, Inc.(a)	170	43,185
Federal Realty Investment Trust(a)	340	42,231
Gaming and Leisure Properties, Inc.(a)	1,160	42,792
Healthcare Realty Trust, Inc.(a)	1,310	42,365
Healthcare Trust of America, Inc., Class A(a)	1,440	42,912
Liberty Property Trust	1,040	42,702
Life Storage, Inc.	520	42,541
Mid-America Apartment Communities, Inc.	400	42,752
National Health Investors, Inc.	550	42,509
National Retail Properties, Inc.	1,030	42,910
Prologis, Inc.	680	43,153

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Realty Income Corp.	750	42,893
Regency Centers Corp.	690	42,808
SBA Communications Corp.*	300	43,215
Senior Housing Properties Trust	2,190	42,815
Spirit Realty Capital, Inc.	5,020	43,021
Starwood Waypoint Homes*	1,180	42,917
STORE Capital Corp.	1,720	42,776
Sun Communities, Inc.	500	42,840
UDR, Inc.	1,120	42,594
Ventas, Inc.	650	42,335
Welltower, Inc.(a)	610	42,871
		1,796,316
Food & Staples Retailing - 1.8%
CVS Health Corp.(a)	520	42,286
Kroger Co. (The)	2,110	42,327
Walgreens Boots Alliance, Inc.	550	42,471
Wal-Mart Stores, Inc.	540	42,196
		169,280
Food Products - 4.4%
Archer-Daniels-Midland Co.(a)	1,000	42,510
Bunge Ltd.(a)	610	42,371
Campbell Soup Co.	910	42,606
Conagra Brands, Inc.(a)	1,260	42,512
Hain Celestial Group, Inc. (The)*(a)	1,030	42,384
Hershey Co. (The)(a)	390	42,576
Hormel Foods Corp.(a)	1,320	42,425
Ingredion, Inc.(a)	350	42,224
Kellogg Co.	680	42,412
Pinnacle Foods, Inc.	740	42,306
		424,326
Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.(a)	680	42,670
Becton Dickinson and Co.(a)	220	43,109
Cooper Cos., Inc. (The)(a)	180	42,680
Hill-Rom Holdings, Inc.(a)	580	42,920
Hologic, Inc.*(a)	1,160	42,560
Intuitive Surgical, Inc.*(a)	40	41,835
Medtronic plc	550	42,774
Stryker Corp.	300	42,606
		341,154
Health Care Providers & Services - 3.1%
Centene Corp.*(a)	440	42,579
HCA Healthcare, Inc.*(a)	540	42,978
HealthSouth Corp.(a)	920	42,642
LifePoint Health, Inc.*	740	42,846
Molina Healthcare, Inc.*	630	43,319
Universal Health Services, Inc., Class B	390	43,267
WellCare Health Plans, Inc.*	250	42,935
		300,566
Health Care Technology - 0.5%
Cerner Corp.*(a)	600	42,792

Hotels, Restaurants & Leisure - 2.6%
Aramark(a)	1,050	42,640
Domino's Pizza, Inc.(a)	210	41,695
Hilton Worldwide Holdings, Inc.(a)	620	43,059
Las Vegas Sands Corp.	660	42,346
McDonald's Corp.	270	42,304
Six Flags Entertainment Corp.	700	42,658
		254,702
Household Products - 0.9%
Colgate-Palmolive Co.(a)	590	42,981
Procter & Gamble Co. (The)	470	42,761
		85,742
Industrial Conglomerates - 0.4%
3M Co.	200	41,980

Insurance - 0.9%
Everest Re Group Ltd.	190	43,394
White Mountains Insurance Group Ltd.	50	42,850
		86,244
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.(a)	300	43,182
TripAdvisor, Inc.*	1,040	42,151
		85,333
Internet Software & Services - 0.9%
Akamai Technologies, Inc.*(a)	880	42,874
Yelp, Inc.*	990	42,867
		85,741
IT Services - 7.1%
Accenture plc, Class A(a)	310	41,872
Amdocs Ltd.(a)	660	42,451
Automatic Data Processing, Inc.(a)	390	42,635
Broadridge Financial Solutions, Inc.(a)	530	42,835
Cognizant Technology Solutions Corp., Class A(a)	590	42,799
CoreLogic, Inc.*(a)	920	42,522
DXC Technology Co.(a)	500	42,940
Euronet Worldwide, Inc.*(a)	450	42,656
Fidelity National Information Services, Inc.(a)	460	42,959
Gartner, Inc.*(a)	340	42,299
Genpact Ltd.(a)	1,480	42,550
International Business Machines Corp.(a)	290	42,073
Leidos Holdings, Inc.	720	42,638
MAXIMUS, Inc.	660	42,570
Vantiv, Inc., Class A*	600	42,282
WEX, Inc.*	380	42,644
		680,725
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	190	42,222
Mettler-Toledo International, Inc.*	70	43,831
		86,053
Machinery - 0.9%
Deere & Co.(a)	340	42,701
Fortive Corp.	600	42,474
		85,175

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Media - 2.2%
AMC Networks, Inc., Class A*(a)	730	42,683
Cable One, Inc.(a)	60	43,327
Interpublic Group of Cos., Inc. (The)(a)	2,060	42,827
Omnicom Group, Inc.	580	42,961
Twenty-First Century Fox, Inc., Class A	1,610	42,472
		214,270
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	650	42,185
Newmont Mining Corp.	1,140	42,761
Royal Gold, Inc.	490	42,160
		127,106
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.(a)	1,970	42,710
Annaly Capital Management, Inc.	3,500	42,665
Blackstone Mortgage Trust, Inc., Class A(a)	1,380	42,808
Chimera Investment Corp.(a)	2,260	42,759
Starwood Property Trust, Inc.	1,970	42,788
		213,730
Multi-Utilities - 2.2%
Ameren Corp.(a)	730	42,223
Consolidated Edison, Inc.(a)	530	42,761
MDU Resources Group, Inc.	1,650	42,818
Sempra Energy	370	42,228
WEC Energy Group, Inc.	680	42,690
		212,720
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.(a)	360	42,300
Continental Resources, Inc.*(a)	1,090	42,085
EOG Resources, Inc.(a)	440	42,566
Exxon Mobil Corp.	520	42,630
Noble Energy, Inc.	1,500	42,540
Occidental Petroleum Corp.	660	42,378
		254,499
Personal Products - 0.4%
Coty, Inc., Class A	2,570	42,482

Pharmaceuticals - 1.3%
Eli Lilly & Co.	500	42,770
Johnson & Johnson	330	42,903
Zoetis, Inc.	670	42,719
		128,392
Professional Services - 1.8%
Equifax, Inc.(a)	400	42,396
IHS Markit Ltd.*(a)	970	42,758
TransUnion*	900	42,534
Verisk Analytics, Inc.*	510	42,427
		170,115
Road & Rail - 0.4%
Kansas City Southern	390	42,385

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp.	400	42,400

Software - 4.0%
Adobe Systems, Inc.*	290	43,262
Cadence Design Systems, Inc.*	1,090	43,022
CDK Global, Inc.(a)	670	42,270
Ellie Mae, Inc.*(a)	520	42,708
salesforce.com, Inc.*(a)	460	42,973
SS&C Technologies Holdings, Inc.	1,060	42,559
Tyler Technologies, Inc.*	240	41,837
Ultimate Software Group, Inc. (The)*	230	43,608
VMware, Inc., Class A*	390	42,584
		384,823
Specialty Retail - 1.8%
AutoZone, Inc.*(a)	70	41,658
Murphy USA, Inc.*	610	42,090
O'Reilly Automotive, Inc.*	200	43,074
Ross Stores, Inc.	660	42,616
		169,438
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.(a)	280	43,154
Xerox Corp.	1,280	42,611
		85,765
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd.*	890	42,587

Tobacco - 0.9%
Altria Group, Inc.	670	42,491
Philip Morris International, Inc.	380	42,184
		84,675
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	590	42,586

TOTAL COMMON STOCKS (Cost $7,967,704)		8,526,986

TOTAL LONG POSITIONS (Cost $7,967,704)		8,526,986

SHORT POSITIONS - (86.6)%

COMMON STOCKS - (86.6)%

Aerospace & Defense - (2.2)%
Arconic, Inc.	(1,650)	(41,052)
Curtiss-Wright Corp.	(400)	(41,816)
Esterline Technologies Corp.*	(460)	(41,469)
Huntington Ingalls Industries, Inc.	(190)	(43,023)
Teledyne Technologies, Inc.*	(260)	(41,387)
		(208,747)
Air Freight & Logistics - (0.4)%
XPO Logistics, Inc.*	(620)	(42,024)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Auto Components - (2.2)%
Autoliv, Inc.	(340)	(42,024)
BorgWarner, Inc.	(810)	(41,496)
Dana, Inc.	(1,490)	(41,661)
Goodyear Tire & Rubber Co. (The)	(1,260)	(41,895)
Tenneco, Inc.	(690)	(41,862)
		(208,938)
Automobiles - (1.7)%
Ford Motor Co.	(3,490)	(41,776)
General Motors Co.	(1,040)	(41,995)
Tesla, Inc.*	(120)	(40,932)
Thor Industries, Inc.	(330)	(41,550)
		(166,253)
Banks - (12.1)%
BancorpSouth, Inc.	(1,300)	(41,665)
Bank of America Corp.	(1,650)	(41,811)
Bank of the Ozarks, Inc.	(870)	(41,803)
BankUnited, Inc.	(1,170)	(41,617)
Cathay General Bancorp	(1,040)	(41,808)
Comerica, Inc.	(550)	(41,943)
East West Bancorp, Inc.	(700)	(41,846)
First Financial Bankshares, Inc.	(920)	(41,584)
First Horizon National Corp.	(2,180)	(41,747)
Fulton Financial Corp.	(2,220)	(41,625)
Glacier Bancorp, Inc.	(1,100)	(41,536)
Hancock Holding Co.	(860)	(41,667)
Home BancShares, Inc.	(1,660)	(41,865)
Huntington Bancshares, Inc.	(3,010)	(42,020)
MB Financial, Inc.	(920)	(41,418)
PacWest Bancorp	(830)	(41,923)
Pinnacle Financial Partners, Inc.	(620)	(41,509)
Popular, Inc.	(1,170)	(42,050)
Prosperity Bancshares, Inc.	(640)	(42,067)
Regions Financial Corp.	(2,740)	(41,730)
Sterling Bancorp	(1,690)	(41,659)
SVB Financial Group*	(220)	(41,160)
TCF Financial Corp.	(2,450)	(41,748)
Texas Capital Bancshares, Inc.*	(480)	(41,184)
United Bankshares, Inc.	(1,120)	(41,608)
Webster Financial Corp.	(790)	(41,515)
Western Alliance Bancorp*	(790)	(41,933)
Zions Bancorp	(890)	(41,990)
		(1,168,031)
Biotechnology - (7.0)%
ACADIA Pharmaceuticals, Inc.*	(1,100)	(41,437)
Alnylam Pharmaceuticals, Inc.*	(360)	(42,296)
BioMarin Pharmaceutical, Inc.*	(450)	(41,882)
Bluebird Bio, Inc.*	(310)	(42,579)
Clovis Oncology, Inc.*	(500)	(41,200)
Exact Sciences Corp.*	(890)	(41,937)
Exelixis, Inc.*	(1,740)	(42,160)
Incyte Corp.*	(360)	(42,026)
Ionis Pharmaceuticals, Inc.*	(820)	(41,574)
Juno Therapeutics, Inc.*	(940)	(42,168)
Neurocrine Biosciences, Inc.*	(680)	(41,670)
Portola Pharmaceuticals, Inc.*	(790)	(42,684)
Regeneron Pharmaceuticals, Inc.*	(90)	(40,241)
Seattle Genetics, Inc.*	(770)	(41,896)
Ultragenyx Pharmaceutical, Inc.*	(780)	(41,543)
Vertex Pharmaceuticals, Inc.*	(280)	(42,571)
		(669,864)
Building Products - (0.9)%
Masco Corp.	(1,070)	(41,741)
USG Corp.*	(1,290)	(42,118)
		(83,859)
Capital Markets - (5.2)%
Ameriprise Financial, Inc.	(280)	(41,583)
Charles Schwab Corp. (The)	(960)	(41,990)
E*TRADE Financial Corp.*	(960)	(41,866)
Eaton Vance Corp.	(850)	(41,964)
Federated Investors, Inc., Class B	(1,410)	(41,877)
Franklin Resources, Inc.	(940)	(41,839)
Goldman Sachs Group, Inc. (The)	(180)	(42,694)
Invesco Ltd.	(1,200)	(42,048)
Legg Mason, Inc.	(1,070)	(42,062)
Morgan Stanley	(870)	(41,908)
Stifel Financial Corp.	(780)	(41,699)
TD Ameritrade Holding Corp.	(860)	(41,968)
		(503,498)
Chemicals - (0.4)%
CF Industries Holdings, Inc.	(1,190)	(41,840)

Commercial Services & Supplies - (1.3)%
Deluxe Corp.	(570)	(41,587)
MSA Safety, Inc.	(530)	(42,140)
Pitney Bowes, Inc.	(2,990)	(41,890)
		(125,617)
Communications Equipment - (2.6)%
ARRIS International plc*	(1,470)	(41,880)
Ciena Corp.*	(1,900)	(41,743)
InterDigital, Inc.	(570)	(42,038)
Lumentum Holdings, Inc.*	(780)	(42,393)
NetScout Systems, Inc.*	(1,290)	(41,731)
ViaSat, Inc.*	(650)	(41,808)
		(251,593)
Construction & Engineering - (1.7)%
AECOM*	(1,140)	(41,963)
Fluor Corp.	(1,000)	(42,100)
KBR, Inc.	(2,330)	(41,661)
MasTec, Inc.*	(900)	(41,760)
		(167,484)
Consumer Finance - (1.3)%
Ally Financial, Inc.	(1,730)	(41,970)
Navient Corp.	(2,780)	(41,756)
SLM Corp.*	(3,630)	(41,636)
		(125,362)
Distributors - (0.4)%
LKQ Corp.*	(1,170)	(42,108)

Diversified Financial Services - (0.9)%
Leucadia National Corp.	(1,650)	(41,662)
Voya Financial, Inc.	(1,050)	(41,885)
		(83,547)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - (1.3)%
ALLETE, Inc.	(540)	(41,737)
IDACORP, Inc.	(480)	(42,206)
PNM Resources, Inc.	(1,040)	(41,912)
		(125,855)
Electrical Equipment - (0.9)%
EnerSys	(600)	(41,502)
Regal Beloit Corp.	(530)	(41,870)
		(83,372)
Electronic Equipment, Instruments & Components - (2.2)%
Belden, Inc.	(520)	(41,876)
Cognex Corp.	(380)	(41,906)
Keysight Technologies, Inc.*	(1,000)	(41,660)
Universal Display Corp.	(320)	(41,232)
Zebra Technologies Corp., Class A*	(390)	(42,346)
		(209,020)
Energy Equipment & Services - (1.3)%
National Oilwell Varco, Inc.	(1,170)	(41,804)
Transocean Ltd.*	(3,890)	(41,857)
Weatherford International plc*	(9,130)	(41,815)
		(125,476)
Equity Real Estate Investment Trusts (REITs) - (0.9)%
CoreCivic, Inc.	(1,560)	(41,761)
GEO Group, Inc. (The)	(1,560)	(41,964)
		(83,725)
Food & Staples Retailing - (0.4)%
Rite Aid Corp.*	(18,210)	(35,692)

Gas Utilities - (1.7)%
National Fuel Gas Co.	(740)	(41,891)
New Jersey Resources Corp.	(990)	(41,728)
ONE Gas, Inc.	(570)	(41,975)
Southwest Gas Holdings, Inc.	(540)	(41,915)
		(167,509)
Health Care Technology - (0.4)%
Medidata Solutions, Inc.*	(540)	(42,152)

Hotels, Restaurants & Leisure - (2.2)%
Marriott Vacations Worldwide Corp.	(330)	(41,095)
Norwegian Cruise Line Holdings Ltd.*	(780)	(42,159)
Royal Caribbean Cruises Ltd.	(350)	(41,489)
Wyndham Worldwide Corp.	(400)	(42,164)
Yum Brands, Inc.	(570)	(41,958)
		(208,865)
Household Durables - (0.4)%
Tempur Sealy International, Inc.*	(640)	(41,293)

Independent Power and Renewable Electricity Producers - (0.4)%
NRG Energy, Inc.	(1,640)	(41,968)

Insurance - (0.9)%
Lincoln National Corp.	(570)	(41,884)
Primerica, Inc.	(510)	(41,590)
		(83,474)
Internet & Direct Marketing Retail - (0.8)%
Liberty Interactive Corp. QVC Group, Class A*	(1,790)	(42,190)
Priceline Group, Inc. (The)*	(20)	(36,617)
		(78,807)
Internet Software & Services - (0.4)%
Twitter, Inc.*	(2,490)	(42,006)

IT Services - (2.2)%
Alliance Data Systems Corp.	(190)	(42,094)
CACI International, Inc., Class A*	(300)	(41,805)
First Data Corp., Class A*	(2,340)	(42,214)
Sabre Corp.	(2,300)	(41,630)
Science Applications International Corp.	(630)	(42,116)
		(209,859)
Leisure Products - (1.3)%
Brunswick Corp.	(750)	(41,978)
Hasbro, Inc.	(430)	(41,998)
Polaris Industries, Inc.	(400)	(41,852)
		(125,828)
Machinery - (3.5)%
ITT, Inc.	(950)	(42,057)
Kennametal, Inc.	(1,030)	(41,550)
Lincoln Electric Holdings, Inc.	(460)	(42,173)
Middleby Corp. (The)*	(330)	(42,296)
Oshkosh Corp.	(510)	(42,095)
Terex Corp.	(930)	(41,869)
Timken Co. (The)	(860)	(41,753)
Trinity Industries, Inc.	(1,300)	(41,470)
		(335,263)
Media - (2.2)%
Discovery Communications, Inc., Class C*	(2,050)	(41,533)
Liberty Global plc LiLAC, Class C*	(1,790)	(41,707)
New York Times Co. (The), Class A	(2,130)	(41,748)
Sinclair Broadcast Group, Inc., Class A	(1,310)	(41,986)
TEGNA, Inc.	(3,150)	(41,989)
		(208,963)
Metals & Mining - (2.6)%
Alcoa Corp.*	(900)	(41,958)
Freeport-McMoRan, Inc.*	(2,970)	(41,699)
Nucor Corp.	(750)	(42,030)
Steel Dynamics, Inc.	(1,210)	(41,709)
United States Steel Corp.	(1,620)	(41,569)
Worthington Industries, Inc.	(910)	(41,860)
		(250,825)
Multiline Retail - (1.3)%
Kohl's Corp.	(920)	(41,998)
Macy's, Inc.	(1,900)	(41,458)
Nordstrom, Inc.	(890)	(41,963)
		(125,419)
Oil, Gas & Consumable Fuels - (3.0)%
Hess Corp.	(890)	(41,732)
HollyFrontier Corp.	(1,160)	(41,725)
Marathon Petroleum Corp.	(740)	(41,499)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Newfield Exploration Co.*	(1,410)	(41,835)
PBF Energy, Inc., Class A	(1,510)	(41,691)
QEP Resources, Inc.*	(4,850)	(41,565)
Southwestern Energy Co.*	(6,790)	(41,487)
		(291,534)
Pharmaceuticals - (1.3)%
Catalent, Inc.*	(1,050)	(41,916)
Mallinckrodt plc*	(1,130)	(42,228)
Nektar Therapeutics*	(1,760)	(42,240)
		(126,384)
Real Estate Management & Development - (0.9)%
CBRE Group, Inc., Class A*	(1,110)	(42,047)
Jones Lang LaSalle, Inc.	(340)	(41,990)
		(84,037)
Road & Rail - (0.4)%
Genesee & Wyoming, Inc., Class A*	(570)	(42,186)

Semiconductors & Semiconductor Equipment - (3.0)%
Advanced Micro Devices, Inc.*	(3,290)	(41,948)
Cavium, Inc.*	(630)	(41,542)
Cypress Semiconductor Corp.	(2,800)	(42,056)
Entegris, Inc.*	(1,450)	(41,832)
First Solar, Inc.*	(910)	(41,751)
NVIDIA Corp.	(230)	(41,117)
Qorvo, Inc.*	(590)	(41,701)
		(291,947)
Software - (2.2)%
ACI Worldwide, Inc.*	(1,840)	(41,915)
Autodesk, Inc.*	(370)	(41,536)
Blackbaud, Inc.	(480)	(42,144)
FireEye, Inc.*	(2,480)	(41,590)
Proofpoint, Inc.*	(480)	(41,866)
		(209,051)
Specialty Retail - (3.5)%
American Eagle Outfitters, Inc.	(2,930)	(41,899)
Bed Bath & Beyond, Inc.	(1,780)	(41,777)
Burlington Stores, Inc.*	(440)	(42,002)
Foot Locker, Inc.	(1,190)	(41,912)
GameStop Corp., Class A	(2,040)	(42,146)
Gap, Inc. (The)	(1,420)	(41,933)
L Brands, Inc.	(1,010)	(42,026)
Lithia Motors, Inc., Class A	(350)	(42,108)
		(335,803)
Technology Hardware, Storage & Peripherals - (0.9)%
NCR Corp.*	(1,120)	(42,022)
NetApp, Inc.	(950)	(41,572)
		(83,594)
Textiles, Apparel & Luxury Goods - (1.3)%
Lululemon Athletica, Inc.*	(670)	(41,707)
Under Armour, Inc., Class C*	(2,790)	(41,906)
Wolverine World Wide, Inc.	(1,450)	(41,833)
		(125,446)
Trading Companies & Distributors - (1.7)%
HD Supply Holdings, Inc.*	(1,160)	(41,841)
United Rentals, Inc.*	(300)	(41,622)
Univar, Inc.*	(1,450)	(41,949)
WESCO International, Inc.*	(720)	(41,940)
		(167,352)
Water Utilities - (0.4)%
Aqua America, Inc.	(1,260)	(41,819)

Wireless Telecommunication Services - (0.4)%
Sprint Corp.*	(5,410)	(42,090)

TOTAL COMMON STOCKS (Proceeds $(8,094,861))		(8,355,379)

TOTAL SHORT POSITIONS (Proceeds $(8,094,861))		(8,355,379)

Total Investments - 1.8% (Cost $(127,157))		171,607
Other Assets Less Liabilities - 98.2%		9,475,799
Net assets - 100.0%		9,647,406

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,114,190.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2017:

Unrealized
			Termination		Rate Paid	Underlying	Appreciation/
Notional Amount		Value ($)	Date(1)	Counterparty	(Received)(2)	Instrument	(Depreciation)
USD	1,112,805	1,112,805	10/4/2017	Morgan Stanley	1.65%	Dow Jones U.S. Low Beta Total Return Index(3)	-
		1,112,805					-

USD	(1,262,128)	(1,262,128)	10/4/2017	Morgan Stanley	(0.98)%	Dow Jones U.S. High Beta Total Return Index(4)	-
		(1,262,128)					-
		(149,323)					-

(1) Agreements may be terminated at will by either party without penalty.

(2) Reflects the floating financing rate, as of September 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3) Fund has long exposure to low beta companies. Low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

(4) Fund has short exposure to high beta companies. High beta stocks are those stocks that are more volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

Abbreviations

USD    US Dollar

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 98.0%

COMMON STOCKS - 83.3%

Automobiles - 1.0%
Ford Motor Co.	9,261	110,854

Banks - 3.9%
FNB Corp.	7,902	110,865
PacWest Bancorp	2,187	110,465
People's United Financial, Inc.	6,120	111,017
Umpqua Holdings Corp.	5,679	110,797
		443,144
Beverages - 1.0%
Coca-Cola Co. (The)	2,466	110,995

Capital Markets - 2.9%
Ares Capital Corp.(a)	6,768	110,927
BGC Partners, Inc., Class A(a)	7,785	112,649
Virtu Financial, Inc.	6,858	111,100
		334,676
Chemicals - 2.0%
CF Industries Holdings, Inc.(a)	3,168	111,387
DowDuPont, Inc.	1,602	110,906
		222,293
Communications Equipment - 1.0%
Cisco Systems, Inc.(a)	3,303	111,080

Containers & Packaging - 2.0%
International Paper Co.	1,953	110,970
Sonoco Products Co.	2,205	111,242
		222,212
Distributors - 1.0%
Genuine Parts Co.	1,161	111,050

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,844	111,399
Verizon Communications, Inc.	2,250	111,353
		222,752
Electric Utilities - 10.8%
American Electric Power Co., Inc.(a)	1,575	110,628
Duke Energy Corp.(a)	1,323	111,026
Entergy Corp.(a)	1,449	110,646
Exelon Corp.	2,934	110,524
FirstEnergy Corp.	3,609	111,266
Great Plains Energy, Inc.	3,654	110,716
Hawaiian Electric Industries, Inc.	3,330	111,122
OGE Energy Corp.	3,078	110,900
PPL Corp.	2,916	110,662
Southern Co. (The)	2,259	111,007
Westar Energy, Inc.	2,232	110,707
		1,219,204
Electrical Equipment - 1.0%
Emerson Electric Co.	1,764	110,850

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	2,133	111,151

Equity Real Estate Investment Trusts (REITs) - 10.8%
Apple Hospitality REIT, Inc.(a)	5,886	111,304
EPR Properties(a)	1,593	111,096
GEO Group, Inc. (The)	4,131	111,110
Hospitality Properties Trust	3,888	110,769
LaSalle Hotel Properties	3,834	111,263
Medical Properties Trust, Inc.	8,514	111,789
Omega Healthcare Investors, Inc.	3,501	111,717
RLJ Lodging Trust	5,040	110,880
Senior Housing Properties Trust	5,706	111,552
VEREIT, Inc.	13,419	111,244
WP Carey, Inc.	1,656	111,598
		1,224,322
Food Products - 1.9%
Flowers Foods, Inc.	5,895	110,885
General Mills, Inc.	2,142	110,870
		221,755
Hotels, Restaurants & Leisure - 2.9%
Cracker Barrel Old Country Store, Inc.	738	111,896
Las Vegas Sands Corp.	1,728	110,868
Six Flags Entertainment Corp.	1,818	110,789
		333,553
Household Products - 1.0%
Kimberly-Clark Corp.	945	111,208

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.(a)	10,026	110,486

Industrial Conglomerates - 1.0%
General Electric Co.	4,590	110,986

Insurance - 1.9%
MetLife, Inc.	2,142	111,277
Old Republic International Corp.	5,634	110,933
		222,210
IT Services - 2.9%
International Business Machines Corp.	765	110,986
Paychex, Inc.	1,845	110,626
Western Union Co. (The)	5,805	111,456
		333,068
Media - 2.0%
Cinemark Holdings, Inc.	3,060	110,803
Interpublic Group of Cos., Inc. (The)	5,364	111,517
		222,320
Mortgage Real Estate Investment Trusts (REITs) - 3.9%
Chimera Investment Corp.(a)	5,877	111,193
MFA Financial, Inc.	12,708	111,322
New Residential Investment Corp.	6,642	111,121
Starwood Property Trust, Inc.	5,130	111,423
		445,059
Multiline Retail - 2.9%
Kohl's Corp.	2,439	111,340
Nordstrom, Inc.	2,349	110,755

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Target Corp.	1,872	110,467
		332,562
Multi-Utilities - 4.9%
CenterPoint Energy, Inc.(a)	3,798	110,940
Consolidated Edison, Inc.(a)	1,377	111,097
Dominion Energy, Inc.(a)	1,440	110,779
Public Service Enterprise Group, Inc.	2,385	110,306
SCANA Corp.	2,286	110,848
		553,970
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.(a)	945	111,037
Exxon Mobil Corp.	1,359	111,411
HollyFrontier Corp.	3,069	110,392
Occidental Petroleum Corp.	1,728	110,955
ONEOK, Inc.	2,007	111,208
Phillips 66	1,215	111,306
Targa Resources Corp.	2,349	111,108
Valero Energy Corp.	1,440	110,779
		888,196
Pharmaceuticals - 1.0%
Pfizer, Inc.	3,123	111,491

Semiconductors & Semiconductor Equipment - 2.0%
Cypress Semiconductor Corp.(a)	7,416	111,389
QUALCOMM, Inc.	2,142	111,041
		222,430
Specialty Retail - 1.9%
Gap, Inc. (The)	3,771	111,358
Williams-Sonoma, Inc.	2,214	110,390
		221,748
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	2,745	110,569

Tobacco - 1.9%
Altria Group, Inc.	1,755	111,302
Philip Morris International, Inc.	999	110,899
		222,201
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	1,539	111,085

TOTAL COMMON STOCKS (Cost $9,229,866)		9,439,480

MASTER LIMITED PARTNERSHIPS - 14.7%

Gas Utilities - 1.0%
AmeriGas Partners LP	2,457	110,417

Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP	1,737	111,376

Oil, Gas & Consumable Fuels - 12.7%
Andeavor Logistics LP(a)	2,205	110,382
Buckeye Partners LP(a)	1,944	110,808
DCP Midstream LP	3,159	109,428
Energy Transfer Equity LP(a)	6,390	111,058
EnLink Midstream Partners LP(a)	6,651	111,471
Enterprise Products Partners LP	4,284	111,684
Genesis Energy LP	4,176	110,038
MPLX LP	3,177	111,227
NuStar Energy LP	2,727	110,689
Sunoco LP	3,546	110,281
Tallgrass Energy Partners LP	2,313	110,769
TC PipeLines LP	2,115	110,657
Western Gas Partners LP	2,160	110,765
		1,439,257
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,746,740)		1,661,050

TOTAL LONG POSITIONS (Cost $10,976,606)		11,100,530

SHORT POSITIONS - (49.0)%

COMMON STOCKS - (47.5)%

Aerospace & Defense - (0.2)%
TransDigm Group, Inc.	(108)	(27,610)

Airlines - (0.3)%
United Continental Holdings, Inc.*	(459)	(27,944)

Automobiles - (0.2)%
Tesla, Inc.*	(81)	(27,629)

Banks - (2.7)%
Citigroup, Inc.	(378)	(27,496)
First Citizens BancShares, Inc., Class A	(72)	(26,920)
First Republic Bank	(261)	(27,264)
Pinnacle Financial Partners, Inc.	(414)	(27,717)
Signature Bank*	(216)	(27,657)
SVB Financial Group*	(144)	(26,941)
Synovus Financial Corp.	(603)	(27,774)
Texas Capital Bancshares, Inc.*	(324)	(27,799)
Western Alliance Bancorp*	(522)	(27,708)
Wintrust Financial Corp.	(351)	(27,487)
Zions Bancorp	(585)	(27,600)
		(302,363)
Beverages - (0.5)%
Constellation Brands, Inc., Class A	(135)	(26,926)
Monster Beverage Corp.*	(504)	(27,846)
		(54,772)
Capital Markets - (3.7)%
Affiliated Managers Group, Inc.	(144)	(27,335)
CBOE Holdings, Inc.	(261)	(28,091)
Charles Schwab Corp. (The)	(639)	(27,950)
E*TRADE Financial Corp.*	(639)	(27,867)
Goldman Sachs Group, Inc. (The)	(117)	(27,751)
Interactive Brokers Group, Inc., Class A	(621)	(27,970)
Intercontinental Exchange, Inc.	(405)	(27,823)
MarketAxess Holdings, Inc.	(153)	(28,230)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Moody's Corp.	(198)	(27,564)
Morningstar, Inc.	(324)	(27,537)
MSCI, Inc.	(234)	(27,355)
Raymond James Financial, Inc.	(333)	(28,082)
S&P Global, Inc.	(180)	(28,136)
SEI Investments Co.	(450)	(27,477)
Stifel Financial Corp.	(513)	(27,425)
		(416,593)
Chemicals - (0.2)%
Platform Specialty Products Corp.*	(2,466)	(27,496)

Construction Materials - (0.2)%
Summit Materials, Inc., Class A*	(864)	(27,674)

Consumer Finance - (0.5)%
OneMain Holdings, Inc.*	(981)	(27,654)
SLM Corp.*	(2,412)	(27,666)
		(55,320)
Containers & Packaging - (0.7)%
Berry Global Group, Inc.*	(495)	(28,042)
Crown Holdings, Inc.*	(468)	(27,949)
Owens-Illinois, Inc.*	(1,107)	(27,852)
		(83,843)
Distributors - (0.3)%
LKQ Corp.*	(774)	(27,856)

Diversified Consumer Services - (0.5)%
Bright Horizons Family Solutions, Inc.*	(324)	(27,932)
ServiceMaster Global Holdings, Inc.*	(594)	(27,758)
		(55,690)
Diversified Financial Services - (0.7)%
Berkshire Hathaway, Inc., Class B*	(153)	(28,048)
Leucadia National Corp.	(1,098)	(27,724)
Voya Financial, Inc.	(693)	(27,644)
		(83,416)
Diversified Telecommunication Services - (1.0)%
CenturyLink, Inc.	(1,962)	(37,082)
Level 3 Communications, Inc.*	(693)	(36,930)
Zayo Group Holdings, Inc.*	(1,080)	(37,190)
		(111,202)
Electric Utilities - (2.9)%
ALLETE, Inc.	(378)	(29,215)
Alliant Energy Corp.	(711)	(29,556)
Edison International	(378)	(29,170)
Eversource Energy	(486)	(29,374)
IDACORP, Inc.	(333)	(29,281)
NextEra Energy, Inc.	(198)	(29,017)
PG&E Corp.	(432)	(29,415)
Pinnacle West Capital Corp.	(351)	(29,680)
PNM Resources, Inc.	(729)	(29,379)
Portland General Electric Co.	(639)	(29,164)
Xcel Energy, Inc.	(621)	(29,386)
		(322,637)
Energy Equipment & Services - (1.5)%
Baker Hughes a GE Co.	(756)	(27,685)
Dril-Quip, Inc.*	(630)	(27,814)
Halliburton Co.	(603)	(27,756)
National Oilwell Varco, Inc.	(774)	(27,655)
Patterson-UTI Energy, Inc.	(1,323)	(27,704)
Superior Energy Services, Inc.*	(2,601)	(27,779)
		(166,393)
Equity Real Estate Investment Trusts (REITs) - (0.7)%
American Homes 4 Rent, Class A	(1,278)	(27,745)
Equity Commonwealth*	(918)	(27,907)
SBA Communications Corp.*	(189)	(27,226)
		(82,878)
Food & Staples Retailing - (0.7)%
Casey's General Stores, Inc.	(252)	(27,581)
Costco Wholesale Corp.	(171)	(28,094)
US Foods Holding Corp.*	(1,044)	(27,875)
		(83,550)
Food Products - (1.5)%
Blue Buffalo Pet Products, Inc.*	(981)	(27,811)
Hain Celestial Group, Inc. (The)*	(666)	(27,406)
Lamb Weston Holdings, Inc.	(594)	(27,853)
Post Holdings, Inc.*	(315)	(27,805)
Sanderson Farms, Inc.	(171)	(27,620)
TreeHouse Foods, Inc.*	(405)	(27,431)
		(165,926)
Gas Utilities - (2.1)%
Atmos Energy Corp.	(351)	(29,428)
National Fuel Gas Co.	(522)	(29,550)
New Jersey Resources Corp.	(693)	(29,210)
ONE Gas, Inc.	(396)	(29,162)
Southwest Gas Holdings, Inc.	(378)	(29,340)
Spire, Inc.	(396)	(29,561)
UGI Corp.	(630)	(29,522)
WGL Holdings, Inc.	(351)	(29,554)
		(235,327)
Health Care Equipment & Supplies - (0.5)%
Boston Scientific Corp.*	(954)	(27,828)
Intuitive Surgical, Inc.*	(27)	(28,239)
		(56,067)
Hotels, Restaurants & Leisure - (0.7)%
Chipotle Mexican Grill, Inc.*	(90)	(27,705)
Hyatt Hotels Corp., Class A*	(450)	(27,805)
Yum China Holdings, Inc.*	(693)	(27,699)
		(83,209)
Household Durables - (0.5)%
Mohawk Industries, Inc.*	(117)	(28,959)
NVR, Inc.*	(9)	(25,695)
		(54,654)
Independent Power and Renewable Electricity Producers - (0.8)%
Calpine Corp.*	(1,998)	(29,470)
NRG Energy, Inc.	(1,152)	(29,480)
Vistra Energy Corp.	(1,566)	(29,269)
		(88,219)
Insurance - (2.0)%
Alleghany Corp.*	(54)	(29,917)
American Financial Group, Inc.	(270)	(27,932)
Brown & Brown, Inc.	(576)	(27,757)
Loews Corp.	(585)	(27,998)
Markel Corp.*	(27)	(28,835)
Primerica, Inc.	(342)	(27,890)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Torchmark Corp.	(351)	(28,112)
WR Berkley Corp.	(414)	(27,630)
		(226,071)
Internet & Direct Marketing Retail - (1.3)%
Amazon.com, Inc.*	(27)	(25,956)
Netflix, Inc.*	(153)	(27,747)
Priceline Group, Inc. (The)*	(18)	(32,955)
TripAdvisor, Inc.*	(684)	(27,722)
Wayfair, Inc., Class A*	(414)	(27,904)
		(142,284)
Internet Software & Services - (0.7)%
Alphabet, Inc., Class A*	(27)	(26,291)
eBay, Inc.*	(720)	(27,691)
Facebook, Inc., Class A*	(162)	(27,681)
		(81,663)
IT Services - (0.5)%
Fiserv, Inc.*	(216)	(27,855)
PayPal Holdings, Inc.*	(432)	(27,661)
		(55,516)
Machinery - (0.3)%
WABCO Holdings, Inc.*	(189)	(27,972)

Media - (1.7)%
Charter Communications, Inc., Class A*	(72)	(26,166)
Discovery Communications, Inc., Class A*	(1,296)	(27,592)
DISH Network Corp., Class A*	(513)	(27,820)
Liberty Broadband Corp., Class A*	(297)	(27,971)
Liberty Media Corp.-Liberty Formula One, Class A*	(765)	(27,915)
Live Nation Entertainment, Inc.*	(639)	(27,828)
Madison Square Garden Co. (The), Class A*	(126)	(26,977)
		(192,269)
Metals & Mining - (0.5)%
Alcoa Corp.*	(594)	(27,692)
Freeport-McMoRan, Inc.*	(1,971)	(27,673)
		(55,365)
Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(315)	(27,348)

Multi-Utilities - (2.6)%
Ameren Corp.	(504)	(29,151)
Avista Corp.	(567)	(29,354)
Black Hills Corp.	(423)	(29,132)
CMS Energy Corp.	(630)	(29,182)
DTE Energy Co.	(270)	(28,987)
MDU Resources Group, Inc.	(1,134)	(29,427)
NiSource, Inc.	(1,152)	(29,480)
Sempra Energy	(261)	(29,788)
Vectren Corp.	(450)	(29,596)
WEC Energy Group, Inc.	(468)	(29,381)
		(293,478)
Oil, Gas & Consumable Fuels - (7.8)%
Anadarko Petroleum Corp.	(567)	(27,698)
Andeavor	(270)	(27,850)
Antero Resources Corp.*	(1,386)	(27,581)
Apache Corp.	(612)	(28,030)
Cabot Oil & Gas Corp.	(1,035)	(27,686)
Centennial Resource Development, Inc.*	(1,512)	(27,171)
Cheniere Energy, Inc.*	(612)	(27,564)
Cimarex Energy Co.	(243)	(27,622)
Concho Resources, Inc.*	(207)	(27,266)
ConocoPhillips	(558)	(27,928)
CONSOL Energy, Inc.*	(1,638)	(27,748)
Devon Energy Corp.	(756)	(27,753)
Diamondback Energy, Inc.*	(279)	(27,331)
Energen Corp.*	(504)	(27,559)
EOG Resources, Inc.	(288)	(27,861)
EQT Corp.	(423)	(27,597)
Hess Corp.	(594)	(27,853)
Kinder Morgan, Inc.	(1,449)	(27,792)
Marathon Oil Corp.	(2,061)	(27,947)
Marathon Petroleum Corp.	(495)	(27,760)
Murphy Oil Corp.	(1,053)	(27,968)
Newfield Exploration Co.*	(936)	(27,771)
Noble Energy, Inc.	(981)	(27,821)
Parsley Energy, Inc., Class A*	(1,053)	(27,736)
Pioneer Natural Resources Co.	(189)	(27,885)
Plains GP Holdings LP, Class A	(1,269)	(27,753)
Range Resources Corp.	(1,413)	(27,652)
Rice Energy, Inc.*	(963)	(27,869)
RSP Permian, Inc.*	(801)	(27,707)
Tallgrass Energy GP LP	(990)	(27,967)
Williams Cos., Inc. (The)	(927)	(27,819)
WPX Energy, Inc.*	(2,403)	(27,634)
		(887,179)
Paper & Forest Products - (0.2)%
Louisiana-Pacific Corp.*	(1,026)	(27,784)

Personal Products - (0.2)%
Edgewell Personal Care Co.*	(378)	(27,507)

Professional Services - (0.5)%
TransUnion*	(585)	(27,647)
Verisk Analytics, Inc.*	(333)	(27,702)
		(55,349)
Real Estate Management & Development - (1.0)%
CBRE Group, Inc., Class A*	(729)	(27,615)
Howard Hughes Corp. (The)*	(234)	(27,596)
Jones Lang LaSalle, Inc.	(225)	(27,787)
Realogy Holdings Corp.	(837)	(27,579)
		(110,577)
Semiconductors & Semiconductor Equipment - (0.3)%
Micron Technology, Inc.*	(720)	(28,318)

Software - (1.5)%
Adobe Systems, Inc.*	(189)	(28,195)
Autodesk, Inc.*	(252)	(28,289)
Dell Technologies, Inc., Class V*	(360)	(27,796)
Electronic Arts, Inc.*	(234)	(27,626)
salesforce.com, Inc.*	(297)	(27,746)
VMware, Inc., Class A*	(252)	(27,516)
		(167,168)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - (1.2)%
AutoZone, Inc.*	(45)	(26,780)
Burlington Stores, Inc.*	(288)	(27,492)
CarMax, Inc.*	(369)	(27,974)
O'Reilly Automotive, Inc.*	(126)	(27,137)
Ulta Beauty, Inc.*	(126)	(28,483)
		(137,866)
Textiles, Apparel & Luxury Goods - (0.2)%
Skechers U.S.A., Inc., Class A*	(1,107)	(27,775)

Thrifts & Mortgage Finance - (0.5)%
MGIC Investment Corp.*	(2,205)	(27,629)
Radian Group, Inc.	(1,476)	(27,586)
		(55,215)
Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(198)	(27,471)

Water Utilities - (0.5)%
American Water Works Co., Inc.	(360)	(29,128)
Aqua America, Inc.	(882)	(29,273)
		(58,401)
TOTAL COMMON STOCKS (Proceeds $(5,208,661))		(5,380,844)

MASTER LIMITED PARTNERSHIPS - (1.5)%

Oil, Gas & Consumable Fuels - (1.5)%
Boardwalk Pipeline Partners LP	(1,872)	(27,518)
Enbridge Energy Partners LP	(1,728)	(27,614)
Energy Transfer Partners LP	(1,521)	(27,819)
Magellan Midstream Partners LP	(396)	(28,140)
Plains All American Pipeline LP	(1,296)	(27,462)
Shell Midstream Partners LP	(990)	(27,562)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(175,392))		(166,115)

TOTAL SHORT POSITIONS (Proceeds $(5,384,053))		(5,546,959)

Total Investments - 49.0% (Cost $5,592,553)		5,553,571
Other Assets Less Liabilities - 51.0%		5,772,271
Net assets - 100.0%		11,325,842

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,205,678.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

September 30, 2017 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending September 30, 2017. The effective date for the Form N-PORT and Form N-CEN is June 1, 2018. Management is in the process of reviewing the impact to the financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2017 for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$2,029,384	$—	$—	$2,029,384
Liabilities:	(1,961,648)	—	—	(1,961,648)
Totals:	$67,736	$—	$—	$67,736
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,093,216	$—	$—	$1,093,216
Liabilities:	(1,107,192)	—	—	(1,107,192)
Totals:	$(13,976)	$—	$—	$(13,976)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,851,584	$—	$—	$1,851,584
Liabilities:	(1,866,852)	—	—	(1,866,852)
Totals:	$(15,268)	$—	$—	$(15,268)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$8,526,986	$—	$—	$8,526,986
Liabilities:	(8,355,379)	—	—	(8,355,379)
Totals:	$171,607	$—	$—	$171,607
QuantShares Hedged Dividend Income Fund
Assets:	$11,100,530	$—	$—	$11,100,530
Liabilities:	(5,546,959)	—	—	(5,546,959)
Totals:	$5,553,571	$—	$—	$5,553,571

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2017, based on levels assigned to securities on June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended September 30, 2017:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$336,007	$(382,231)
QuantShares U.S. Market Neutral Value Fund	211,936	(198,019)
QuantShares U.S. Market Neutral Size Fund	212,710	(215,222)
QuantShares U.S. Market Neutral Anti-Beta Fund	1,099,214	(1,216,256)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk: Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5. Subsequent Events

On October 10, 2017, the Board of Trustees of the FQF Trust authorized changing the names of the Funds, effective October 30, 2017, as follows:

Fund (Old Name)	Fund (New Name)
QuantShares U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Value Fund
QuantShares U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Anti-Beta Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund
QuantShares Hedged Dividend Income Fund	AGFiQ Hedged Dividend Income Fund

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William Deroche
William H. DeRoche
President
November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Deroche
William H. DeRoche
President
November 20, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 20, 2017